UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21913

DundeeWealth Funds
(Exact name of registrant as specified in charter)

1160 West Swedesford Road, Suite 140 Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Amy Duling DundeeWealth US, LP 1160 West Swedesford Road, Suite 140 Berwyn, PA 19312
(Name and address of agent for service)

Registrant’s telephone number, including area code:		610-854-0900

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Reports to Shareholders are attached herewith.

Semiannual Report

March 31, 2012

Dynamic Canadian Equity Income Fund

Dynamic Contrarian Advantage Fund

Dynamic Discovery Fund

Dynamic Gold & Precious Metals Fund

Dynamic U.S. Growth Fund

Dynamic Energy Income Fund

Contents

1	Disclosure of Fund Expenses

2	Schedule of Investments

12	Financial Statements

28	Notes to Financial Statements

Back Cover	Additional Fund Information

This report is submitted for the general information of the Funds' shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Funds' current prospectus.

Shares of the Funds are distributed by Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101

Dynamic Funds 2012 Semiannual Report

Disclosure of Fund Expenses

For the Six Month Period October 1, 2011 to March 31, 2012 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund, Dynamic U.S. Growth Fund, and Dynamic Energy Income Fund (each a "Fund", and collectively, the "Funds"), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Funds' costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

Hypothetical 5% Return: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Funds had no sales charges or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/11	Ending Account Value 3/31/12	Expense Ratio(1)	Expenses Paid During the Period 10/01/11 to 3/31/12(2)
Dynamic Canadian Equity Income Fund - Class I
Actual Fund Return	$1,000.00	$1,140.89	1.25%	$6.73
Hypothetical 5% Return	$1,000.00	$1,018.85	1.25%	$6.34
Dynamic Contrarian Advantage Fund - Class I
Actual Fund Return	$1,000.00	$1,068.32	1.15%	$5.98
Hypothetical 5% Return	$1,000.00	$1,019.36	1.15%	$5.84
Dynamic Discovery Fund - Class I
Actual Fund Return	$1,000.00	$1,081.68	1.25%	$6.54
Hypothetical 5% Return	$1,000.00	$1,018.85	1.25%	$6.34
Dynamic Gold & Precious Metals - Class I
Actual Fund Return	$1,000.00	$946.95	1.25%	$6.12
Hypothetical 5% Return	$1,000.00	$1,018.85	1.25%	$6.34
Dynamic U.S. Growth Fund - Class I
Actual Fund Return	$1,000.00	$1,255.76	0.95%	$5.39
Hypothetical 5% Return	$1,000.00	$1,020.36	0.95%	$4.82
Dynamic Energy Income Fund - Class I
Actual Fund Return	$1,000.00	$1,144.83	1.15%	$6.20
Hypothetical 5% Return	$1,000.00	$1,019.36	1.15%	$5.84

(1)  Annualized, based on the Funds' expenses for the period after fee waivers and/or expense reimbursements.

(2)  Expenses are equal to the Funds' annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184 days), then divided by 366.

Dynamic Funds 2012 Semiannual Report

Schedule of Investments

Dynamic Canadian Equity Income Fund

March 31, 2012 (Unaudited)

	Number of Shares/Units	Market Value
COMMON STOCKS - 91.5%
Bermuda - 1.0%
Brookfield Infrastructure Partners LP (a)	800	$25,280
Canada - 81.3%
Alaris Royalty Corp.	1,700	31,650
Allied Properties Real Estate Investment Trust, REIT	900	23,379
Baytex Energy Corp.	803	41,694
BCE, Inc.	600	24,025
Boardwalk Real Estate Investment Trust, REIT	1,100	62,971
Brookfield Asset Management, Inc., Class A	1,109	34,989
Brookfield Renewable Energy Partners LP (a)	400	10,318
Calloway Real Estate Investment Trust, REIT	2,700	73,384
Canadian Helicopters Group, Inc., Class I	2,300	70,744
Canexus Corp.	5,754	45,515
Cenovus Energy, Inc.	600	21,595
Cineplex, Inc.	400	11,469
Crescent Point Energy Corp.	1,517	65,307
Crombie Real Estate Investment Trust, REIT	900	12,632
DirectCash Payments, Inc.	3,000	63,853
Dundee Real Estate Investment Trust, REIT	2,949	104,070
Emera, Inc.	200	6,799
Enbridge, Inc.	1,954	75,891
Enbridge Income Fund Holdings, Inc.	1,918	41,150
Enerplus Corp.	1,131	25,331
Genivar, Inc.	600	15,814
Gibson Energy, Inc.	2,312	48,862
H&R Real Estate Investment Trust, REIT (a)	2,129	50,502
Innergex Renewable Energy, Inc.	4,560	47,957
Keyera Corp.	501	20,664
Morneau Shepell, Inc.	5,400	63,071
Nal Energy Corp.	2,167	17,272
Northland Power, Inc.	2,628	45,423
Parallel Energy Trust (a)	5,045	37,226
Pembina Pipeline Corp.	301	8,504
Pengrowth Energy Corp.	4,649	43,579
Pizza Pizza Royalty Income Fund (a)	9,200	86,424
Poseidon Concepts Corp.	2,300	32,328
Provident Energy, Ltd.	2,807	33,883
RioCan Real Estate Investment Trust, REIT	800	21,679
Rogers Communications, Inc., Class B	550	21,836
Suncor Energy, Inc.	1,500	49,010
TELUS Corp.	300	17,068
The Churchill Corp., Class A	3,192	48,930
The Keg Royalties Income Fund (a)	6,500	95,012
The Toronto-Dominion Bank	900	76,389
TransCanada Corp.	1,046	44,915

	Number of Shares/Units	Market Value
Canada (continued)
Transglobe Apartment Real Estate Investment Trust, REIT (a)	3,973	$47,917
Twin Butte Energy, Ltd.	28,000	69,337
Veresen, Inc.	4,491	68,258
		1,958,626
United States - 9.2%
Comcast Corp., Class A	1,900	57,019
JPMorgan Chase & Co.	500	22,990
Microsoft Corp.	700	22,575
Provident Energy, Ltd.	200	2,400
The Home Depot, Inc.	427	21,482
The Southern Co.	500	22,465
Wells Fargo & Co.	700	23,898
The Williams Companies, Inc.	1,600	49,296
		222,125
Total Common Stocks (Cost $1,999,576)		2,206,031

	Number of Contracts	Expiration Date/ Exercise Price
PUT OPTIONS PURCHASED - 0.0%
Comcast Corp., Class A	3	Apr. 2012/$55	0
The Toronto-Dominion Bank	1	Apr. 2012/$58	0
Total Put Options Purchased (Cost $43)			0

	Principal Amount
SHORT-TERM INVESTMENTS - 6.1%
BNY Mellon Cash Reserve, 0.05%*, due 4/02/12	$146,404	146,404
Total Short-Term Investments (Cost $146,404)		146,404
Total Investments - 97.6% (Cost $2,146,023)**		2,352,435
Call Options Written - (0.0)% (Premiums received $263)		(307)
Put Options Written - (0.0)% (Premiums received $694)		(59)
Forward Foreign Currency Exchange Contract - 0.1% (Unrealized appreciation)		2,538
Other Assets Less Liabilities - 2.3%		55,623
NET ASSETS - 100.0%		$2,410,230

Dynamic Funds 2012 Semiannual Report

Schedule of Investments
(Continued)

Dynamic Canadian Equity Income Fund

March 31, 2012 (Unaudited)

Call Options Written as of 3/31/12 were as follows:

Number of Contracts	Call Options Written	Expiration Date/ Exercise Price	Market Value
3	The Home Depot, Inc.	Apr. 2012/$50	$267
1	Suncor Energy, Inc.	Apr. 2012/$34	40
Total (Premiums received $263)			$307

Put Options Written as of 3/31/12 were as follows:

Number of Contracts	Put Options Written	Expiration Date/ Exercise Price	Market Value
3	Comcast Corp., Class A	Apr. 2012/$25	$9
1	The Toronto-Dominion Bank	Apr. 2012/$80	20
3	Wells Fargo & Co.	Apr. 2012/$30	30
Total (Premiums received $694)			$59

Forward Foreign Currency Exchange Contracts as of 3/31/12 were as follows:

Short Forward
Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation
USD	747,573	CAD	744,000	5/24/12	$2,538
Total Unrealized Appreciation					$2,538

(a)  Denoted in units.

CAD  Canadian Dollar

REIT  Real Estate Investment Trust

USD  United States Dollar

*  Current yield as of March 31, 2012.

**  Aggregate tax cost is $2,146,029 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$225,666
Gross unrealized depreciation	(19,260)
Net unrealized appreciation	$206,406
Sector Allocation	% of Net Assets
Energy	33.0%
Financial	24.3
Industrials	11.4
Consumer Discretionary	10.8
Utilities	6.6
Telecommunication Services	2.6
Materials	1.9
Information Technology	0.9
Short-Term Investments and other	8.5
100.0%

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Schedule of Investments

Dynamic Contrarian Advantage Fund

March 31, 2012 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 89.9%
Canada - 2.4%
National Bank of Canada	210	$16,710
Italy - 3.6%
Davide Campari-Milano SpA †	2,000	13,615
Tod's SpA †	100	11,246
		24,861
Netherlands - 2.1%
ASML Holding NV †	300	14,968
Sweden - 2.0%
Atlas Copco AB, Class A †	580	14,029
United Kingdom - 3.9%
Royal Dutch Shell plc, Class A †	770	26,880
United States - 75.9%
Altria Group, Inc.	960	29,635
American Tower Corp., REIT	280	17,646
Apple, Inc.*	40	23,979
Bed Bath & Beyond, Inc.*	200	13,154
Costco Wholesale Corp.	240	21,792
Dollar Tree, Inc.*	200	18,898
Exxon Mobil Corp.	340	29,488
FMC Technologies, Inc.*	300	15,126
International Business Machines Corp.	180	37,557
Johnson & Johnson	210	13,852
Mastercard, Inc., Class A	50	21,027
McDonald's Corp.	200	19,620
NIKE, Inc., Class B	120	13,013
Norfolk Southern Corp.	450	29,623
Oracle Corp.	435	12,684
O'Reilly Automotive, Inc.*	300	27,405
Simon Property Group, Inc., REIT	270	39,334
The Coca-Cola Co.	300	22,203
The Hershey Co.	240	14,719
TJX Companies, Inc.	920	36,533
TransDigm Group, Inc.*	100	11,576
Visa, Inc., Class A	180	21,240
WW Grainger, Inc.	180	38,666
		528,770
Total Common Stocks (Cost $558,417)		626,218

	Number of Contracts	Expiration Date/ Exercise Price
PUT OPTIONS PURCHASED - 0.6%
SPDR S&P 500 ETF Trust	3	Jan. 2013/$110	771
SPDR S&P 500 ETF Trust	11	Jan. 2013/$115	3,410
Total Put Options Purchased (Cost $18,157)			4,181

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS - 9.5%
BNY Mellon Cash Reserve, 0.05%**, due 04/02/12	$65,819	$65,819
Total Short-Term Investments (Cost $65,819)		65,819
Total Investments - 100.0% (Cost $642,393)***		696,218
Put Options Written - (0.2)% (Premiums received $7,380)		(1,306)
Forward Foreign Currency Exchange Contracts - (0.0)% (Unrealized depreciation)		(44)
Other Assets Less Liabilities - 0.2%		1,430
NET ASSETS - 100.0%		$696,298

Put Options Written as of 3/31/12 were as follows:

Number of Contracts	Put Options Written	Expiration Date/ Exercise Price	Market Value
3	SPDR S&P 500 ETF Trust	Jan. 2013/$80	$195
11	SPDR S&P 500 ETF Trust	Jan. 2013/$90	1,111
Total (Premiums received $7,380)			$1,306

Forward Foreign Currency Exchange Contracts as of 3/31/12 were as follows:

Short Forward
Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation
USD	31,922	CAD	24,000	5/24/12	$(96)
USD	12,634	EUR	12,565	5/24/12	52
Total Unrealized Depreciation					$(44)

†  Fair valued security. The aggregate value of fair valued securities is $80,738 comprising 11.60% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

CAD  Canadian Dollar

EUR  Euros

REIT  Real Estate Investment Trust

USD  United States Dollar

*  Non-income producing security.

**  Current yield as of March 31, 2012.

***  Aggregate tax cost is $643,189 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$74,663
Gross unrealized depreciation	(21,634)
Net unrealized appreciation	$53,029

Dynamic Funds 2012 Semiannual Report

Schedule of Investments
(Continued)

Dynamic Contrarian Advantage Fund

March 31, 2012 (Unaudited)

Sector Allocation	% of Net Assets
Consumer Discretionary	23.2%
Information Technology	13.5
Industrials	13.5
Consumer Staples	11.5
Financial	10.6
Energy	10.2
Materials	5.4
Health Care	2.0
Short-Term Investments and other	10.1
100.0%

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Schedule of Investments

Dynamic Discovery Fund

March 31, 2012 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 95.0%
Israel - 6.2%
Frutarom Industries, Ltd. †	3,395	$33,131
Strauss Group, Ltd.*†	1,845	22,643
		55,774
Italy - 4.4%
Davide Campari-Milano SpA †	2,600	17,700
Tod's SpA †	200	22,492
		40,192
Netherlands - 2.2%
ASML Holding NV †	400	19,957
Switzerland - 8.0%
Schweiter Technologies AG †	70	40,414
Tamedia AG*†	250	31,492
		71,906
United Kingdom - 11.0%
British American Tobacco plc †	860	43,430
Royal Dutch Shell plc, Class A †	1,150	40,145
The Weir Group plc †	570	16,075
		99,650
United States - 63.2%
Air Lease Corp.*	1,130	27,199
Altria Group, Inc.	630	19,448
American Tower Corp., REIT	410	25,838
Apple, Inc.*	60	35,968
Bed Bath & Beyond, Inc.*	420	27,623
Dollar Tree, Inc.*	220	20,788
EMC Corp.*	755	22,559
Exxon Mobil Corp.	350	30,356
FMC Technologies, Inc.*	320	16,134
Globe Specialty Metals, Inc.	2,410	35,837
Google, Inc., Class A*	30	19,237
International Business Machines Corp.	190	39,644
Mastercard, Inc., Class A	50	21,027
McDonald's Corp.	190	18,639
NIKE, Inc., Class B	210	22,773
Oracle Corp.	565	16,476
O'Reilly Automotive, Inc.*	230	21,011
Simon Property Group, Inc., REIT	280	40,790
The Southern Co.	210	9,435
TJX Companies, Inc.	840	33,356
Visa, Inc., Class A	170	20,060
WW Grainger, Inc.	220	47,258
		571,456
Total Common Stocks (Cost $765,810)		858,935

	Number of Shares	Market Value
WARRANTS - 0.1%
Canada - 0.1%
Kinross Gold Corp., Expire 9/03/13*	1,050	$558
Total Warrants (Cost $4,292)		558

	Number of Contracts	Expiration Date/ Exercise Price
PUT OPTIONS PURCHASED - 0.6%
SPDR S&P 500 ETF Trust	3	Jan. 2013/$110	771
SPDR S&P 500 ETF Trust	14	Jan. 2013/$115	4,340
Total Put Options Purchased (Cost $22,146)			5,111

	Principal Amount
SHORT-TERM INVESTMENTS - 4.4%
BNY Mellon Cash Reserve, 0.05%**, due 4/02/12	$39,627	39,627
Total Short-Term Investments (Cost $39,627)		39,627
Total Investments - 100.1% (Cost $831,875)***		904,231
Put Options Written - (0.2)% (Premiums received $9,065)		(1,609)
Forward Foreign Currency Exchange Contracts - (0.1)% (Unrealized depreciation)		(1,148)
Other Assets Less Liabilities - 0.2%		2,049
NET ASSETS - 100.0%		$903,523

Put Options Written as of 3/31/12 were as follows:

Number of Contracts	Put Options Written	Expiration Date/ Exercise Price	Market Value
3	SPDR S&P 500 ETF Trust	Jan. 2013/$80	$195
14	SPDR S&P 500 ETF Trust	Jan. 2013/$90	1,414
Total (Premiums received $9,065)			$1,609

Forward Foreign Currency Exchange Contracts as of 3/31/12 were as follows:

Long Forward
Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation
CAD	22,275	USD	22,245	5/24/12	$1
Total Unrealized Appreciation					$1

Dynamic Funds 2012 Semiannual Report

Schedule of Investments
(Continued)

Dynamic Discovery Fund

March 31, 2012 (Unaudited)

Short Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation
USD	22,367	CAD	22,245	5/24/12	$91
USD	33,540	CHF	30,749	5/24/12	(547)
USD	47,883	EUR	36,000	5/24/12	(143)
USD	26,926	ILS	102,183	5/24/12	(550)
Total Unrealized Depreciation					$(1,149)

†  Fair valued security. The aggregate value of fair valued securities is $287,479 comprising 31.82% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  Euro

ILS  Israeli New Sheqel

REIT  Real Estate Investment Trust

USD  United States Dollar

*  Non-income producing security.

**  Current yield as of March 31, 2012.

***  Aggregate tax cost is $833,341 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$102,693
Gross unrealized depreciation	(31,803)
Net unrealized appreciation	$70,890
Sector Allocation	% of Net Assets
Consumer Discretionary	21.9%
Information Technology	17.2
Materials	15.1
Industrials	11.5
Consumer Staples	11.4
Energy	9.6
Financial	7.4
Utilities	1.0
Short-Term Investments and other	4.9
100.0%

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Schedule of Investments

Dynamic Gold and Precious Metals Fund

March 31, 2012 (Unaudited)

	Number of Shares/Units	Market Value
COMMON STOCKS - 84.6%
Australia - 22.9%
Ampella Mining, Ltd.* †	700,000	$725,378
Azimuth Resources, Ltd.* †	1,000,000	720,241
Azumah Resources, Ltd.* †	725,000	210,365
Canyon Resources, Ltd.* †	505,153	298,591
Crusader Resources, Ltd.* †	225,000	209,843
Gryphon Minerals, Ltd.* †	220,000	246,363
Middle Island Resources, Ltd.* †	40,000	17,661
Newcrest Mining, Ltd. †	5,656	174,051
Papillon Resources, Ltd.* †	1,627,786	1,844,474
Perseus Mining, Ltd.* †	1,000,000	2,437,130
Regis Resources, Ltd.* †	33,636	142,275
Silver Lake Resources, Ltd.* †	410,000	1,449,580
		8,475,952
Bermuda - 1.0%
Continental Gold, Ltd.*	50,000	371,948
Canada - 54.9%
Alamos Gold, Inc.	111,000	2,037,606
Amarc Resources, Ltd.*	100,000	41,105
Astur Gold Corp.*	220,000	251,441
Augusta Resource Corp.*	68,600	187,757
Aureus Mining, Inc.*	340,000	402,226
Aurizon Mines, Ltd.*	300,000	1,467,743
Belo Sun Mining Corp.*	350,000	326,332
Calvista Gold Corp.* † ‡	83,300	30,065
Colorado Resources, Ltd. † ‡	88,500	33,272
Crescent Resources Corp., Private Placement* † ‡	116,500	7,592
CuOro Resources Corp.*	73,200	84,395
Dundee Precious Metals, Inc.*	38,000	346,684
Gold Standard Ventures Corp.*	57,000	108,005
Goldcorp, Inc.	30,000	1,351,800
Independence Gold Corp.*	82,566	19,453
Kinross Gold Corp.	110,000	1,076,900
Malbex Resources, Inc.*	255,000	66,469
Malbex Resources, Inc.* † ‡	142,500	37,145
Midas Gold Corp.*	180,000	637,024
New Gold, Inc.*	184,500	1,821,971
Ocean Park Private Placement* † ‡	67,100	12,445
Peregrine Diamonds, Ltd.*	148,000	96,446
Pilot Gold, Inc.*	12,000	21,776
PMI Gold Corp.*	715,000	874,530
Premier Gold Mines, Ltd.*	400,000	2,105,369
Reunion Gold Corp.*	145,000	110,482
Reunion Gold Corp. Private Placement* † ‡	88,100	67,127
Roxgold, Inc.*	1,025,000	1,767,507
Sabina Gold & Silver Corp.*	329,500	921,655
San Gold Corp.*	1,100,000	1,599,078
Sarama Resources, Ltd.* (a)	70,000	70,179
Silver Range Resources, Ltd.*	40,900	41,005
Strategic Metals, Ltd.*	160,000	200,511
Tahoe Resources, Inc.*	5,000	105,369
Torex Gold Resources, Inc.*	310,000	621,585
Unigold, Inc.	250,000	61,407
Volta Resources, Inc.*	1,175,000	1,260,464
		20,271,920

	Number of Shares	Market Value
United Kingdom - 0.1%
Hummingbird Resources plc* †	19,100	$40,481
United States - 5.7%
Allied Nevada Gold Corp.*	65,000	2,112,036
Total Common Stocks (Cost $36,511,406)		31,272,337
	Number of Shares
WARRANTS - 0.1%
Canada - 0.1%
Calvista Gold Corp., Expire 5/09/13* † ‡	43,500	3,053
Colorado Resources, Ltd., Expire 4/14/13* † ‡	44,250	0
Crescent Resources Corp., Expire 3/30/13* † ‡	58,250	0
Kinross Gold Corp., Class D, Expire 9/17/14*	1,320	847
Malbex Resources, Inc., Expire 5/8/13* † ‡	71,250	0
Ocean Park Venture Corp., Expire 5/11/13* † ‡	33,550	0
Peregrine Diamonds, Ltd., Expire 11/14/13 † ‡	17,142	0
Rackla Metals, Inc., Expire 6/09/13*	19,499	1,271
Silver Range Resources, Ltd., Expire 2/10/13*	60,000	25,264
		30,435
Total Warrants (Cost $19,948)		30,435
	Principal Amount
SHORT-TERM INVESTMENTS - 14.2%
BNY Mellon Cash Reserve, 0.05%**, due 4/02/12	$5,255,935	5,255,935
Total Short-Term Investments (Cost $5,255,935)		5,255,935
Total Investments - 98.9% (Cost $41,787,289)***		36,558,707
Other Assets Less Liabilities - 1.1%		401,665
NET ASSETS - 100.0%		$36,960,372

†  Fair valued security. The aggregate value of fair valued securities is $8,707,132 comprising 23.04% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

‡  Illiquid security.

(a)  Denoted in units.

*  Non-income producing security.

**  Current yield as of March 31, 2012.

Dynamic Funds 2012 Semiannual Report

Schedule of Investments
(Continued)

Dynamic Gold and Precious Metals Fund

March 31, 2012 (Unaudited)

***  Aggregate tax cost is $41,951,765 and net unrealized depreciation is as follows:

Gross unrealized appreciation	$2,528,469
Gross unrealized depreciation	(7,921,527)
Net unrealized depreciation	$(5,393,058)
Sector Allocation	% of Net Assets
Materials	84.7%
Short-Term Investments and other	15.3
100.0%

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Schedule of Investments

Dynamic U.S. Growth Fund

March 31, 2012 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 92.8%
Consumer Discretionary - 25.9%
Buffalo Wild Wings, Inc.*	19,800	$1,795,662
O'Reilly Automotive, Inc.*	8,800	803,880
priceline.com, Inc.*	2,600	1,865,500
Starbucks Corp.	23,700	1,324,593
Tractor Supply Co.	30,500	2,762,080
Ulta Salon Cosmetics & Fragrance, Inc.	23,300	2,164,337
Under Armour, Inc., Class A*	8,900	836,600
		11,552,652
Consumer Staples - 4.8%
Whole Foods Market, Inc.	25,700	2,138,240
Health Care - 22.8%
Alexion Pharmaceuticals, Inc.*	25,300	2,349,358
Celgene Corp.*	28,800	2,232,576
Cepheid, Inc.*	41,300	1,727,579
Cubist Pharmaceuticals, Inc.*	48,000	2,076,000
Intuitive Surgical, Inc.*	3,300	1,787,775
		10,173,288
Information Technology - 39.3%
BroadSoft, Inc.*	77,100	2,949,075
CommVault Systems, Inc.*	22,600	1,121,864
F5 Networks, Inc.*	16,900	2,280,824
Fortinet, Inc.*	31,500	870,975
Fusion-io, Inc.*	54,900	1,559,709
Rackspace Hosting, Inc.*	42,800	2,473,412
Salesforce.com, Inc.*	14,400	2,224,944
SolarWinds, Inc.*	69,400	2,682,310
TIBCO Software, Inc.*	45,700	1,393,850
		17,556,963
Total Common Stocks (Cost $34,960,896)		41,421,143
	Principal Amount
SHORT-TERM INVESTMENTS - 4.9%
BNY Mellon Cash Reserve, 0.05%**, due 4/02/12	$2,193,585	2,193,585
Total Short-Term Investments (Cost $2,193,585)		2,193,585
Total Investments - 97.7% (Cost $37,154,481)***		43,614,728
Other Assets Less Liabilities - 2.3%		1,029,964
NET ASSETS - 100.0%		$44,644,692

*  Non-income producing security.

**  Current yield as of March 31, 2012.

***  Aggregate tax cost is $37,526,759 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$6,660,474
Gross unrealized depreciation	(572,505)
Net unrealized appreciation	$6,087,969

Sector Allocation	% of Net Assets
Information Technology	39.3%
Consumer Discretionary	25.9
Health Care	22.8
Consumer Staples	4.8
Short-Term Investments and other	7.2
100.0%

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Schedule of Investments

Dynamic Energy Income Fund

March 31, 2012 (Unaudited)

	Number of Shares/Units	Market Value
COMMON STOCKS - 96.7%
Canada - 89.1%
ARC Resources, Ltd.	12,638	$290,150
Baytex Energy Corp.	38,737	2,011,318
Canexus Corp.	59,124	467,681
Crescent Point Energy Corp.	63,884	2,750,192
Enbridge, Inc.	17,600	683,567
Enbridge Income Fund Holdings, Inc.	42,147	904,252
Enerplus Corp.	82,278	1,842,790
Gibson Energy, Inc.	74,386	1,572,066
Innergex Renewable Energy, Inc.	101,700	1,069,560
Keyera Corp.	4,651	191,831
NAL Energy Corp.	119,944	955,993
Northland Power, Inc.	86,772	1,499,774
Parallel Energy Trust (a)	200,895	1,482,367
Pembina Pipeline Corp.	49,341	1,393,984
Pengrowth Energy Corp.	218,076	2,044,223
Penn West Petroleum, Ltd.	62,900	1,229,055
Poseidon Concepts Corp.	83,200	1,169,446
Provident Energy, Ltd.	102,776	1,240,586
Twin Butte Energy, Ltd.	608,008	1,505,619
Veresen, Inc.	128,680	1,955,776
Vermilion Energy, Inc.	42,177	1,945,525
		28,205,755
United States - 7.6%
Enterprise Products Partners LP	35,200	1,776,544
The Williams Companies, Inc.	20,700	637,767
		2,414,311
Total Common Stocks (Cost $30,863,822)		30,620,066
	Principal Amount
SHORT-TERM INVESTMENTS - 3.5%
BNY Mellon Cash Reserve, 0.05%*, due 4/02/12	$1,101,001	1,101,001
Total Short-Term Investments (Cost $1,101,001)		1,101,001
Total Investments - 100.2% (Cost $31,964,823)**		31,721,067
Liabilities in Excess of Other Assets - (0.2)%		(69,415)
NET ASSETS - 100.0%		$31,651,652

(a)  Denoted in units.

*  Current yield as of March 31, 2012.

**  Aggregate tax cost is $32,237,221 and net unrealized depreciation is as follows:

Gross unrealized appreciation	$2,092,271
Gross unrealized depreciation	(2,608,425)
Net unrealized depreciation	$(516,154)

Sector Allocation	% of Net Assets
Energy	87.1%
Utilities	8.1
Materials	1.5
Short-Term Investments and other	3.3
100.0%

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Statement of Assets and Liabilities

March 31, 2012 (Unaudited)

	Dynamic Canadian Equity Income Fund	Dynamic Contrarian Advantage Fund	Dynamic Discovery Fund
Assets:
Investments, at market value (cost $2,146,023, $642,393, and $831,875, respectively) (Note 2 and Note 3)	$2,352,435	$696,218	$904,231
Deposit at broker	48,351	-	-
Receivable from investments sold	9,377	-	-
Receivable from Fund shares sold	2,522	-	-
Unrealized appreciation on forward foreign exchange contracts	2,538	51	92
Receivable from investment adviser (Note 5)	6,658	8,181	7,973
Dividends and interest receivable	11,114	1,114	1,559
Other prepaid expenses	8,278	7,036	7,077
Total assets	2,441,273	712,600	920,932
Liabilities:
Foreign currency purchased (cost $4)	4	-	-
Call options written (premiums received $263)	307	-	-
Put options written (premiums received $694, $7,380, and $9,065)	59	1,306	1,609
Payable for investments purchased	13,295	-	-
Administration and accounting fees payable (Note 6)	5,570	3,894	3,989
Chief Compliance Officer fees payable (Note 5)	83	24	32
Custodian fees payable (Note 6)	4,877	5,150	4,451
Transfer agent fees payable (Note 6)	3,538	3,558	3,548
Trustees' fees payable (Note 5)	7	6	5
Unrealized depreciation on forward foreign exchange contracts	-	95	1,240
Other accrued expenses	3,303	2,269	2,535
Total liabilities	31,043	16,302	17,409
Net Assets	$2,410,230	$696,298	$903,523
Net Assets consist of:
Paid-in capital	$2,189,146	$660,165	$866,136
Accumulated net investment income (loss)	8,598	(263)	(7,326)
Accumulated net realized gain (loss) on investments, options written, future contracts and foreign currency transactions	3,014	(23,454)	(33,950)
Net unrealized appreciation on investments	206,412	53,825	72,356
Net unrealized appreciation on options written	591	6,074	7,456
Net unrealized appreciation (depreciation) on foreign currency translations	2,469	(49)	(1,149)
Net Assets	$2,410,230	$696,298	$903,523
Shares Outstanding - Class I:
(Unlimited number of shares authorized, par value $0.001 per share)	189,460	66,096	84,287
Net asset value, offering, and redemption price per share* (Note 2)	$12.72	$10.53	$10.72

*  Prior to February 1, 2012, shares of all the Funds redeemed within 90 days of purchase were charged a 2% redemption fee.

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Statement of Assets and Liabilities
(Continued)

March 31, 2012 (Unaudited)

	Dynamic Gold & Precious Metals Fund	Dynamic U.S. Growth Fund	Dynamic Energy Income Fund
Assets:
Investments, at market value (cost $41,787,289, $37,154,481, and $31,964,823, respectively) (Note 2 and Note 3)	$36,558,707	$43,614,728	$31,721,067
Receivable from investments sold	784,388	2,215,057	15,089
Receivable from Fund shares sold	34,015	110,624	15,197
Dividends and interest receivable	11,838	36,900	151,879
Other prepaid expenses	14,476	15,846	13,447
Other assets	-	37,126	-
Total assets	37,403,424	46,030,281	31,916,679
Liabilities:
Payable for Fund shares redeemed	27,989	30,810	68,432
Payable for investments purchased	356,895	1,300,123	151,033
Investment advisory fees payable (Note 5)	19,950	13,979	15,139
Administration and accounting fees payable (Note 6)	7,866	5,426	5,742
Chief Compliance Officer fees payable (Note 5)	1,408	1,472	1,162
Custodian fees payable (Note 6)	12,523	15,632	8,407
Transfer agent fees payable (Note 6)	5,241	5,656	4,145
Trustees' fees payable (Note 5)	47	729	232
Other accrued expenses	11,133	11,762	10,735
Total liabilities	443,052	1,385,589	265,027
Net Assets	$36,960,372	$44,644,692	$31,651,652
Net Assets consist of:
Paid-in capital	$50,603,421	$39,178,721	$31,443,818
Accumulated net investment income (loss)	(1,948,410)	(177,053)	187,357
Accumulated net realized gain (loss) on investments and foreign currency transactions	(6,465,913)	(817,223)	264,771
Net unrealized appreciation/depreciation on investments	(5,228,582)	6,460,247	(243,756)
Net unrealized appreciation/depreciation on foreign currency translations	(144)	-	(538)
Net Assets	$36,960,372	$44,644,692	$31,651,652
Shares Outstanding - Class I:
(Unlimited number of shares authorized, par value $0.001 per share)	2,283,070	1,936,546	2,281,810
Net asset value, offering, and redemption price per share* (Note 2)	$16.19	$23.05	$13.87

*  Prior to February 1, 2012, shares of all the Funds redeemed within 90 days of purchase were charged a 2% redemption fee.

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Statement of Operations

For the Six Months Ended March 31, 2012 (Unaudited)

	Dynamic Canadian Equity Income Fund	Dynamic Contrarian Advantage Fund	Dynamic Discovery Fund
Investment Income:
Dividends (net of foreign withholding taxes of $5,791, $159, and $144, respectively)	$34,856	$5,813	$5,648
Interest	40	46	37
Total investment income	34,896	5,859	5,685
Expenses:
Investment advisory fees (Note 5)	7,917	2,896	4,173
Administration and accounting fees (Note 6)	17,102	16,070	16,520
Audit fees	7,141	7,124	7,157
Chief Compliance Officer fees (Note 5)	193	79	102
Custodian fees (Note 6)	2,666	1,929	1,336
Legal fees	622	260	334
Printing fees	2,667	2,417	2,463
Registration and filing fees	7,638	7,653	7,657
Transfer agent fees (Note 6)	10,437	10,438	10,441
Trustees' fees and expenses (Note 5)	253	112	144
Other	3,094	2,113	2,419
Subtotal	59,730	51,091	52,746
Fees waived and reimbursed by Adviser (Note 5)	(49,313)	(47,174)	(47,255)
Net expenses	10,417	3,917	5,491
Net Investment Income	24,479	1,942	194
Realized and Unrealized Gain (Loss) on Investments, Options Written, Future Contracts, and Foreign Currency:
Net realized gain (loss) on investments	38,834	(12,285)	(9,049)
Net realized gain on options written	3,354	-	-
Net realized loss on future contracts	-	(499)	(5,455)
Net realized gain (loss) on foreign currency	(28,869)	461	774
Net realized gain (loss) on investments, options written, future contracts, and foreign currency transactions	13,319	(12,323)	(13,730)
Net change in unrealized appreciation/depreciation:
on investments	194,877	55,225	86,985
on options written	591	9,398	11,570
on future contracts	-	(8,093)	(10,790)
on foreign currency translations	(10,069)	(1,528)	(4,841)
Net change in unrealized appreciation on investments, options written, future contracts, and foreign currency translations	185,399	55,002	82,924
Net Realized and Unrealized Gain on Investments, Options Written, Future Contracts, and Foreign Currency	198,718	42,679	69,194
Net Increase in Net Assets Resulting from Operations	$223,197	$44,621	$69,388

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Statement of Operations
(Continued)

For the Six Months Ended March 31, 2012 (Unaudited)

	Dynamic Gold & Precious Metals Fund	Dynamic U.S. Growth Fund	Dynamic Energy Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $5,328, $0, and $132,003, respectively)	$31,974	$60,901	$801,510
Interest	689	324	541
Total investment income	32,663	61,225	802,051
Expenses:
Investment advisory fees (Note 5)	190,875	188,114	150,312
Administration and accounting fees (Note 6)	35,949	32,285	26,288
Audit fees	11,562	11,127	8,678
Chief Compliance Officer fees (Note 5)	4,664	5,845	3,689
Custodian fees (Note 6)	8,799	13,388	5,329
Insurance expense	4,210	4,605	2,286
Legal fees	15,361	19,437	11,872
Printing fees	12,072	11,208	7,132
Registration and filing fees	8,951	9,021	7,808
Transfer agent fees (Note 6)	13,588	13,797	13,109
Trustees' fees and expenses (Note 5)	6,774	8,367	5,092
Other	5,205	3,695	3,457
Subtotal	318,010	320,889	245,052
Fees waived and reimbursed by Adviser (Note 5)	(66,858)	(82,611)	(63,095)
Net expenses	251,152	238,278	181,957
Net Investment Income (Loss)	(218,489)	(177,053)	620,094
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on investments	(6,398,360)	1,085,271	1,013,021
Net realized gain on options written	-	-	11,952
Net realized loss on foreign currency	(69,716)	-	(392,511)
Net realized gain (loss) on investments, options written, and foreign currency transactions	(6,468,076)	1,085,271	632,462
Net change in unrealized appreciation/depreciation:
on investments	3,011,124	8,600,473	2,997,026
on options written
on foreign currency translations	(4,191)	-	(92,039)
Net change in unrealized appreciation on investments and foreign currency translations	3,006,933	8,600,473	2,904,987
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(3,461,143)	9,685,744	3,537,449
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,679,632)	$9,508,691	$4,157,543

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Statement of Changes in Net Assets

Dynamic Canadian Equity Income Fund

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
Operations:
Net investment income	$24,479	$19,610
Net realized gain on investments, options written, and foreign currency transactions	13,319	89,124
Net change in unrealized appreciation/depreciation on investments, options written, and foreign currency translations	185,399	(54,025)
Net Increase in Net Assets Resulting from Operations	223,197	54,709
Distributions to Shareholders from:
Net investment income	(16,928)	(13,951)
Net realized capital gains	(116,388)	(82,873)
Total distributions to shareholders	(133,316)	(96,824)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	1,319,472	184,730
Shares issued as reinvestment of distributions	133,317	96,824
Shares redeemed	(28,191)	(68,861)
Net increase in net assets from shares of beneficial interest	1,424,598	212,693
Net increase in net assets	1,514,479	170,578
Net Assets:
Beginning of period	895,751	725,173
End of period	$2,410,230	$895,751
Accumulated net investment income	$8,598	$1,047
Shares of Beneficial Interest Transactions (Class I):
Shares sold	107,285	14,449
Shares issued as reinvestment of distributions	11,026	8,240
Shares redeemed	(2,304)	(5,875)
Net increase in shares outstanding	116,007	16,814

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Statement of Changes in Net Assets

Dynamic Contrarian Advantage Fund

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
Operations:
Net investment income	$1,942	$7,217
Net realized gain (loss) on investments, options written, future contracts, and foreign currency transactions	(12,323)	60,489
Net change in unrealized appreciation/depreciation on investments, options written, future contracts, and foreign currency translations	55,002	(53,823)
Net Increase in Net Assets Resulting from Operations	44,621	13,883
Distributions to Shareholders from:
Net investment income	-	(16,758)
Net realized capital gains	(76,809)	(56,637)
Total distributions to shareholders	(76,809)	(73,395)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	-	54,141
Shares issued as reinvestment of distributions	76,809	73,395
Shares redeemed	(25,524)	(93,551)
Net increase in net assets from shares of beneficial interest transactions	51,285	33,985
Redemption fees	911	1
Net increase (decrease) in net assets	20,008	(25,526)
Net Assets:
Beginning of period	676,290	701,816
End of period	$696,298	$676,290
Accumulated net investment loss	$(263)	$(2,205)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	-	4,133
Shares issued as reinvestment of distributions	7,665	6,142
Shares redeemed	(2,530)	(7,717)
Net increase in shares outstanding	5,135	2,558

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Statement of Changes in Net Assets

Dynamic Discovery Fund

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
Operations:
Net investment income (loss)	$194	$(525)
Net realized gain (loss) on investments, options written, future contracts, and foreign currency transactions	(13,730)	129,305
Net change in unrealized appreciation/depreciation on investments, options written, future contracts, and foreign currency translations	82,924	(124,328)
Net Increase in Net Assets Resulting from Operations	69,388	4,452
Distributions to Shareholders from:
Net investment income	-	(10,170)
Net realized capital gains	(163,628)	(42,511)
Total distributions to shareholders	(163,628)	(52,681)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	600	428,884
Shares issued as reinvestment of distributions	163,628	52,682
Shares redeemed	(37,860)	(414,739)
Net increase in net assets from shares of beneficial interest	126,368	66,827
Net increase in net assets	32,128	18,598
Net Assets:
Beginning of period	871,395	852,797
End of period	$903,523	$871,395
Accumulated net investment loss	$(7,326)	$(7,520)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	54	31,057
Shares issued as reinvestment of distributions	16,346	3,790
Shares redeemed	(3,784)	(28,763)
Net increase in shares outstanding	12,616	6,084

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Statement of Changes in Net Assets

Dynamic Gold & Precious Metals Fund

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
Operations:
Net investment loss	$(218,489)	$(468,793)
Net realized gain (loss) on investments, and foreign currency transactions	(6,468,076)	2,479,663
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,006,933	(9,962,449)
Net Decrease in Net Assets Resulting from Operations	(3,679,632)	(7,951,579)
Distributions to Shareholders from:
Net investment income	(1,797,082)	(81,426)
Net realized capital gains	(1,799,538)	(259,280)
Total distributions to shareholders	(3,596,620)	(340,706)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	15,801,643	73,042,156
Shares issued as reinvestment of distributions	3,581,706	339,226
Shares redeemed	(18,067,886)	(42,076,028)
Net increase in net assets from shares of beneficial interest	1,315,463	31,305,354
Redemption fees	129,523	106,937
Net increase (decrease) in net assets	(5,831,266)	23,120,006
Net Assets:
Beginning of period	42,791,638	19,671,632
End of period	$36,960,372	$42,791,638
Accumulated net investment income (loss)	$(1,948,410)	$67,161
Shares of Beneficial Interest Transactions (Class I):
Shares sold	869,572	3,074,605
Shares issued as reinvestment of distributions	226,261	13,868
Shares redeemed	(1,011,064)	(1,794,603)
Net increase in shares outstanding	84,769	1,293,870

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Statement of Changes in Net Assets

Dynamic U.S. Growth Fund

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
Operations:
Net investment loss	$(177,053)	$(347,100)
Net realized gain (loss) on investments	1,085,271	(174,647)
Net change in unrealized appreciation/depreciation on investments	8,600,473	(3,428,604)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,508,691	(3,950,351)
Distributions to Shareholders from:
Net realized capital gains	(1,229,248)	(328,667)
Total distributions to shareholders	(1,229,248)	(328,667)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	11,311,019	84,700,987
Shares issued as reinvestment of distributions	1,173,610	328,379
Shares redeemed	(29,615,484)	(37,849,257)
Net increase (decrease) in net assets from shares of beneficial interest	(17,130,855)	47,180,109
Redemption fees	164,041	112,377
Net increase (decrease) in net assets	(8,687,371)	43,013,468
Net Assets:
Beginning of period	53,332,063	10,318,595
End of period	$44,644,692	$53,332,063
Accumulated net investment loss	$(177,053)	$-
Shares of Beneficial Interest Transactions (Class I):
Shares sold	533,236	4,128,467
Shares issued as reinvestment of distributions	60,433	17,458
Shares redeemed	(1,490,024)	(1,943,604)
Net increase in shares outstanding	(896,355)	2,202,321

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Statement of Changes in Net Assets

Dynamic Energy Income Fund

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
Operations:
Net investment income	$620,094	$609,872
Net realized gain (loss) on investments, options written and foreign currency transactions	632,462	(454,823)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,904,987	(3,322,474)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,157,543	(3,167,425)
Distributions to Shareholders from:
Net investment income	(295,553)	(241,377)
Net realized capital gains	(417,766)	(15,000)
Total distributions to shareholders	(713,319)	(256,377)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	6,709,064	37,861,802
Shares issued as reinvestment of distributions	708,824	250,167
Shares redeemed	(6,966,158)	(9,696,025)
Net increase in net assets from shares of beneficial interest	451,730	28,415,944
Redemption fees	9,751	6,735
Net increase in net assets	3,905,705	24,998,877
Net Assets:
Beginning of period	27,745,947	2,747,070
End of period	$31,651,652	$27,745,947
Accumulated net investment income (loss)	$187,357	$(137,184)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	496,627	2,728,033
Shares issued as reinvestment of distributions	50,849	18,288
Shares redeemed	(507,139)	(726,527)
Net increase in shares outstanding	40,337	2,019,794

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Financial Highlights

Dynamic Canadian Equity Income Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/12 (Unaudited) Class I		For the Year Ended 9/30/11 Class I	For the Year Ended 9/30/10 Class I	For the Period Ended 9/30/09(2) Class I
Net asset value, beginning of period	$12.19		$12.80	$12.77	$10.00
Income from Investment Operations:
Net investment income (1)	0.19		0.27	0.17	0.11
Net realized and unrealized gain on investments, options written, and foreign currency transactions	1.46		0.65	1.45	2.66
Total from investment operations	1.65		0.92	1.62	2.77
Less Distributions:
Dividends from net investment income	(0.09)		(0.22)	(0.31)	-
Distributions from realized capital gains	(1.03)		(1.31)	(1.28)	-
Total distributions	(1.12)		(1.53)	(1.59)	-
Net asset value, end of period	$12.72		$12.19	$12.80	$12.77
Total return (3)	14.09	%(4)	7.62%	13.54%	27.70	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$2,410		$896	$725	$639
Operating expenses:
Before expense reimbursement/waiver	7.17	%(5)	12.72%	20.26%	31.45	%(5)
After expense reimbursement/waiver	1.25	%(5)	1.25%	1.25%	1.25	%(5)
Net investment income:
After expense reimbursement/waiver	2.94	%(5)	2.15%	1.37%	1.92	%(5)
Portfolio turnover rate	24.07	%(4)	133.40%	136.31%	60.18	%(4)

(1)  Calculated based on the average number of shares outstanding during the period.

(2)  The Fund commenced investment operations on March 31, 2009.

(3)  Total returns may reflect adjustments to conform to generally accepted accounting principles.

(4)  Non-annualized.

(5)  Annualized.

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Financial Highlights

Dynamic Contrarian Advantage Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/12 (Unaudited) Class I		For the Year Ended 9/30/11 Class I	For the Year Ended 9/30/10 Class I	For the Period Ended 9/30/09(3) Class I
Net asset value, beginning of period	$11.09		$12.02	$11.72	$10.00
Income from Investment Operations:
Net investment income (1)	0.03		0.12	0.14	0.09
Net realized and unrealized gain on investments, options written, future contracts, and foreign currency transactions	0.66		0.20	0.91	1.63
Total from investment operations	0.69		0.32	1.05	1.72
Less Distributions:
Dividends from net investment income	-		(0.29)	(0.39)	-
Distributions from realized capital gains	(1.26)		(0.96)	(0.36)	-
Total distributions	(1.26)		(1.25)	(0.75)	-
Redemption fees added to paid-in capital (1)	0.01		0.00 (2)	-	-
Net asset value, end of period	$10.53		$11.09	$12.02	$11.72
Total return (4)	6.83	%(5)	1.91%	8.95%	17.20	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$696		$676	$702	$586
Operating expenses:
Before expense reimbursement/waiver	15.00	%(6)	15.20%	19.97%	34.14	%(6)
After expense reimbursement/waiver	1.15	%(6)	1.15%	1.15%	1.15	%(6)
Net investment income:
After expense reimbursement/waiver	0.57	%(6)	0.99%	1.15%	1.67	%(6)
Portfolio turnover rate	71.78	%(5)	166.56%	105.20%	69.40	%(5)

(1)  Calculated based on the average number of shares outstanding during the period.

(2)  Amount represents less than $0.005 per share.

(3)  The Fund commenced investment operations on March 31, 2009.

(4)  Total returns may reflect adjustments to conform to generally accepted accounting principles.

(5)  Non-annualized.

(6)  Annualized.

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Financial Highlights

Dynamic Discovery Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/12 (Unaudited) Class I		For the Year Ended 9/30/11 Class I	For the Year Ended 9/30/10 Class I	For the Period Ended 9/30/09(3) Class I
Net asset value, beginning of period	$12.16		$13.00	$12.13	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.00	(2)	(0.01)	0.01	0.03
Net realized and unrealized gain (loss) on investments, options written, futures contracts, and foreign currency transactions	0.84		(0.05)	1.58	2.10
Total from investment operations	0.84		(0.06)	1.59	2.13
Less Distributions:
Dividends from net investment income	-		(0.15)	(0.27)	-
Distributions from realized capital gains	(2.28)		(0.63)	(0.45)	-
Total distributions	(2.28)		(0.78)	(0.72)	-
Net asset value, end of period	$10.72		$12.16	$13.00	$12.13
Total return (4)	(8.17	)%(5)	(1.21)%	13.33%	21.30	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$904		$871	$853	$606
Operating expenses:
Before expense reimbursement/waiver	12.01	%(6)	11.01%	20.48%	33.78	%(6)
After expense reimbursement/waiver	1.25	%(6)	1.25%	1.25%	1.25	%(6)
Net investment income (loss):
After expense reimbursement/waiver	0.04	%(6)	(0.05)%	0.07%	0.59	%(6)
Portfolio turnover rate	54.30	%(5)	192.39%	74.75%	69.79	%(5)

(1)  Calculated based on the average number of shares outstanding during the period.

(2)  Amount represents less than $0.005 per share.

(3)  The Fund commenced investment operations on March 31, 2009.

(4)  Total returns may reflect adjustments to conform to generally accepted accounting principles.

(5)  Non-annualized.

(6)  Annualized.

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Financial Highlights

Dynamic Gold & Precious Metals Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/12 (Unaudited) Class I		For the Year Ended 9/30/11 Class I	For the Year Ended 9/30/10 Class I	For the Period Ended 9/30/09(2) Class I
Net asset value, beginning of period	$19.47		$21.75	$13.15	$10.00
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.10)		(0.23)	(0.21)	(0.07)
Net realized and unrealized gain (loss) on investments, and foreign currency transactions	(1.04)		(1.93)	9.45	3.22
Total from investment operations	(1.14)		(2.16)	9.24	3.15
Less Distributions:
Dividends from net investment income	(1.10)		(0.04)	(0.54)	-
Distributions from realized capital gains	(1.10)		(0.13)	(0.13)	-
Total distributions	(2.20)		(0.17)	(0.67)	-
Redemption fees added to paid-in capital (1)	0.06		0.05	0.03	-
Net asset value, end of period	$16.19		$19.47	$21.75	$13.15
Total return (3)	(5.31	)%(4)	(9.88)%	72.84%	31.50	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$36,960		$42,792	$19,672	$657
Operating expenses:
Before expense reimbursement/waiver	1.58	%(5)	1.56%	6.33%	31.36	%(5)
After expense reimbursement/waiver	1.25	%(5)	1.25%	1.25%	1.25	%(5)
Net investment loss:
After expense reimbursement/waiver	(1.09	)%(5)	(0.97)%	(1.15)%	(1.16	)%(5)
Portfolio turnover rate	31.56	%(4)	52.69%	35.60%	5.43	%(4)

(1)  Calculated based on the average number of shares outstanding during the period.

(2)  The Fund commenced investment operations on March 31, 2009.

(3)  Total returns may reflect adjustments to conform to generally accepted accounting principles.

(4)  Non-annualized.

(5)  Annualized.

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Financial Highlights

Dynamic U.S. Growth Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/12 (Unaudited) Class I		For the Year Ended 9/30/11 Class I	For the Year Ended 9/30/10 Class I	For the Period Ended 9/30/09(3) Class I
Net asset value, beginning of period	$18.83		$16.36	$12.32	$10.00
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.07)		(0.16)	(0.13)	(0.05)
Net realized and unrealized gain on investments	4.72		2.82	5.80	2.37
Total from investment operations	4.65		2.66	5.67	2.32
Less Distributions:
Dividends from net investment income	-		-	(0.23)	-
Distributions from realized capital gains	(0.50)		(0.24)	(1.40)	-
Total distributions	(0.50)		(0.24)	(1.63)	-
Redemption fees added to paid-in capital (1)	0.07		0.05	0.00 (2)	-
Net asset value, end of period	$23.05		$18.83	$16.36	$12.32
Total return (4)	25.58	%(5)	16.54%	49.82%	23.20	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$44,645		$53,332	$10,319	$616
Operating expenses:
Before expense reimbursement/waiver	1.28	%(6)	1.32%	6.14%	30.21	%(6)
After expense reimbursement/waiver	0.95	%(6)	0.95%	0.95%	0.95	%(6)
Net investment loss:
After expense reimbursement/waiver	(0.71	)%(6)	(0.80)%	(0.90)%	(0.83	)%(6)
Portfolio turnover rate	152.69	%(5)	358.15%	244.38%	205.10	%(5)

(1)  Calculated based on the average number of shares outstanding during the period.

(2)  Amount represents less than $0.005 per share.

(3)  The Fund commenced investment operations on March 31, 2009.

(4)  Total returns may reflect adjustments to conform to generally accepted accounting principles.

(5)  Non-annualized.

(6)  Annualized.

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Financial Highlights

Dynamic Energy Income Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/12 (Unaudited) Class I		For the Year Ended 9/30/11 Class I	For the Year Ended 9/30/10 Class I	For the Period Ended 9/30/09(3) Class I
Net asset value, beginning of period	$12.38		$12.39	$11.10	$10.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.27		0.50	0.58	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.52		(0.24)	1.68	1.01
Total from investment operations	1.79		0.26	2.26	1.10
Less Distributions:
Dividends from net investment income	(0.13)		(0.25)	(0.87)	-
Distributions from realized capital gains	(0.17)		(0.03)	(0.10)	-
Total distributions	(0.30)		(0.28)	(0.97)	-
Redemption fees added to paid-in capital (1)	0.00	(2)	0.01	0.00 (2)	-
Net asset value, end of period	$13.87		$12.38	$12.39	$11.10
Total return (4)	14.48	%(5)	1.98%	20.94%	11.00	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$31,652		$27,746	$2,747	$555
Operating expenses:
Before expense reimbursement/waiver	1.55	%(6)	1.88%	10.43%	49.80	%(6)
After expense reimbursement/waiver	1.15	%(6)	1.15%	1.15%	1.15	%(6)
Net investment income:
After expense reimbursement/waiver	3.92	%(6)	3.60%	4.82%	6.54	%(6)
Portfolio turnover rate	40.67	%(5)	120.19%	59.98%	20.50	%(5)

(1)  Calculated based on the average number of shares outstanding during the period.

(2)  Amount represents less than $0.005 per share.

(3)  The Fund commenced investment operations on August 14, 2009.

(4)  Total returns may reflect adjustments to conform to generally accepted accounting principles.

(5)  Non-annualized.

(6)  Annualized.

See Notes to Financial Statements

Dynamic Funds 2012 Semiannual Report

Notes to Financial Statements

March 31, 2012 (Unaudited)

1.  Organization

The Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund, Dynamic U.S. Growth Fund, and Dynamic Energy Income Fund (each a "Fund" and collectively the "Funds") are each a separate series of the DundeeWealth Funds (the "Trust"), a registered management investment company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006, as amended and restated September 14, 2010. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). Each Fund is a separate mutual fund, and each share of a Fund represents an equal proportionate interest in that Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong solely to that fund and are subject to liabilities related thereto. The Funds are authorized to issue an unlimited number of shares and offer two classes of shares: Class I Shares and Class II Shares. As of March 31, 2012, Class II shares were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund and Dynamic U.S. Growth Fund, which commenced investment operations on March 31, 2009, and the Dynamic Energy Income Fund which commenced investment operations on August 14, 2009. The financial statements of the remaining operational series in the Trust are presented in separate documents. The Funds are non-diversified portfolios as defined under the Investment Company Act of 1940, as amended (the "1940 Act") with the exception of the Dynamic Canadian Equity Income Fund which is a diversified portfolio under the 1940 Act.

The Funds offer separate investment portfolios and have individual investment goals and strategy characteristics as follows:

Dynamic Canadian Equity Income Fund – seeks high income and long-term capital appreciation and will invest, under normal market conditions, at least 80% of its assets in equity securities of companies located in Canada.

Dynamic Contrarian Advantage Fund – seeks long-term capital appreciation and will invest, under normal market conditions, primarily in equity securities of United States of America ("U.S."), Canadian, and other foreign companies chosen using a value oriented investment approach.

Dynamic Discovery Fund – seeks long-term capital appreciation and will invest, under normal market conditions, primarily in equity securities of U.S., Canadian, and other foreign companies, using a bottom-up approach, which emphasizes careful company specific analysis.

Dynamic Gold & Precious Metals Fund – seeks long-term capital appreciation and will invest, under normal market conditions, at least 80% of its assets in securities of companies which are engaged primarily in activities related to gold and various precious metals, including exploration, mining, development, fabrication, processing or distribution, in instruments that derive their value from the value of precious metals and in gold, silver, platinum and palladium in the form of bullion, coins and storage receipts.

Dynamic U.S. Growth Fund – seeks long-term capital appreciation and will invest, under normal market conditions, at least 80% of its assets in securities of U.S. companies chosen according to a growth oriented investment approach.

Dynamic Energy Income Fund – seeks high income and long-term growth of capital and will invest, under normal market conditions, at least 80% of its assets in equity securities of energy and utility companies.

It is expected that a significant portion of each Fund's assets will be held in omnibus and other institutional accounts, which typically hold shares for the benefit of other underlying investors. To the extent that an omnibus position redeems a large portion of its investment in a Fund, this could have a disruptive impact on the efficient implementation of the Fund's investment strategy and result in increased overall expenses for the remaining shareholders.

As of March 31, 2012, DundeeWealth US, LP (the "Adviser" or "DundeeWealth US") held approximately 48.62%, 99.96%, and 81.36% of the outstanding shares of the Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, and Dynamic Discovery Fund, respectively, with the remaining outstanding shares held predominantly by omnibus or other institutional accounts.

Foreign Issuer Risks

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S.

Concentration Risks

The Dynamic Gold & Precious Metals Fund will invest more than 25% of its net assets in the securities issued by companies engaged generally in precious metals activities and in instruments that derive their value from the value of precious metals; and the Dynamic

Dynamic Funds 2012 Semiannual Report

Notes to Financial Statements
(Continued)

Energy Income Fund will invest 25% or more of its total assets in companies in energy and energy-related industries. Concentrations in a particular industry may cause a Fund to be more sensitive to economic changes or events occurring in those industries.

Non-Diversification Risks

Funds that are non-diversified portfolios under the 1940 Act will invest in a limited number of issuers. Therefore, these Funds' investment performance may be more volatile, as they may be more susceptible to risks associated with a single economic, political or regulatory event than funds that invest in a greater number of issuers.

2.  Significant Accounting Policies

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") has become the exclusive reference of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal laws are also sources of authoritative U.S. GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Use of Estimates – The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the disclosure of contingent assets and liabilities as of the date of the financial statements and reported amounts of income and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Derivative Financial Instruments – The Funds may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Funds would not be subject absent the use of these strategies. If GCIC US Ltd.'s (the "Sub-Adviser" or "GCIC") prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Funds may leave the Funds in a worse position than if they had not used such strategies.

Derivative contracts held are not accounted for as hedging instruments under U.S. GAAP.

The Funds are subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures – The Funds may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Each Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Funds may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and /or options on futures are employed by the Funds, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

The Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund's volume of activity in future contracts had an average monthly market value while held of approximately $342,135 and $513,925 respectively.

Dynamic Funds 2012 Semiannual Report

Notes to Financial Statements
(Continued)

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on the Adviser's or GCIC's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Funds' exposure to price fluctuations, while others tend to increase its market exposure.

During the six months ended March 31, 2012, the Funds had no investments in options on futures.

Forward Foreign Currency Exchange Contracts – The Funds did engage in forward foreign currency exchange contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and "cash" trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Adviser or Sub-Adviser due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser or Sub-Adviser would otherwise desire, to the possible detriment of a Fund. Neither the CFTC nor banking authorities regulate forward currency through banks. In respect of such trading, a Fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to a Fund.

During the six months ended March 31, 2012, the Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, and Dynamic Energy Income Fund entered into forward foreign exchange contracts with RBC Dominion Securities, and the Dynamic Contrarian Fund and Dynamic Discovery Fund entered into forward foreign currency contracts with Barclays Capital.

The Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, and Dynamic Energy Income Fund's volume of activity in forward foreign currency exchange contracts during the six months ended March 31, 2012 had an average monthly value of approximately $589,452, $22,065, $107,052, and $5,019,488, respectively. Forward foreign currency exchange contracts for the Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, and Dynamic Energy Income Fund at March 31, 2012 are presented within the Schedule of Investments.

Options – The Funds may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and /or hedging against price movements of portfolio assets. Each Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

During the six months ended March 31, 2012, the Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund entered into option contracts with Credit Suisse Securities LLC and Merrill Lynch.

The Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund's volume of activity in options contracts during the six months ended March 31, 2012 had an average monthly cost of approximately $18,157 and $22,146, respectively. Option positions for the Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund at March 31, 2012 are presented within the Schedules of Investments.

The Dynamic Canadian Equity Fund, Dynamic Contrarian Advantage Fund, and Dynamic Discovery Fund's volume of activity in written options contracts during the six months ended March 31, 2012 had an average monthly premium amount approximately $957, $7,380, and $9,065, respectively. Please refer to Note 8 for option activity during the six months ended March 31, 2012.

Dynamic Funds 2012 Semiannual Report

Notes to Financial Statements
(Continued)

The following tables present the value of derivatives held as of March 31, 2012, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

Fair Values of Derivative Instruments as of March 31, 2012 for the Dynamic Canadian Equity Income Fund:

Derivative Contracts	Statement of Assets and Liabilities Location	Fair Value
Equity Contracts	Assets, Investments, at market value	$0
Equity Contracts	Liabilities, Call options written	(307)
Equity Contracts	Liabilities, Put options written	(59)
Forward Foreign Currency Exchange Contracts	Assets, Unrealized appreciation on forward foreign currency exchange contracts	2,538
Total		$2,172

Fair Values of Derivative Instruments as of March 31, 2012 for the Dynamic Contrarian Advantage Fund:

Derivative Contracts	Statement of Assets and Liabilities Location	Fair Value
Equity Contracts	Assets, Investments, at market value	$4,181
Equity Contracts	Liabilities, Put options written	(1,306)
Forward Foreign Currency Exchange Contracts	Assets, Unrealized appreciation on forward foreign currency exchange contracts	51
Forward Foreign Currency Exchange Contracts	Liabilities, Unrealized depreciation on forward foreign currency exchange contracts	(95)
Total		$2,831

Fair Values of Derivative Instruments as of March 31, 2012 for the Dynamic Discovery Fund:

Derivative Contracts	Statement of Assets andLiabilities Location	Fair Value
Equity Contracts	Assets, Investments, at market value	$5,111
Equity Contracts	Liabilities, Put options written	(1,609)
Forward Foreign Currency Exchange Contracts	Assets, Unrealized appreciation on forward foreign currency exchange contracts	92
Forward Foreign Currency Exchange Contracts	Liabilities, Unrealized depreciation on forward foreign currency exchange contracts	(1,240)
Total		$2,354

The following tables present the effect of derivatives on the Statement of Operations during the six months ended March 31, 2012, by primary risk exposure:

Effect of Derivative Instruments on the Statement of Operations during the Period Ended March 31, 2012 for the Dynamic Canadian Equity Income Fund:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation on Derivatives Recognized in Income
Equity Contracts:
Options	$3,354	$591
Forward Foreign Exchange Contracts	(27,196)	(7,766)
Total	$(23,842)	$(7,175)

Dynamic Funds 2012 Semiannual Report

Notes to Financial Statements
(Continued)

Effect of Derivative Instruments on the Statement of Operations during the Period Ended March 31, 2012 for the Dynamic Contrarian Advantage Fund:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Equity Contracts:
Option Contracts	$-	$9,398
Futures Contracts	(499)	(8,093)
Forward Foreign Exchange Contracts	1,021	(1,513)
Total	$522	$(208)

Effect of Derivative Instruments on the Statement of Operations during the Period Ended March 31, 2012 for the Dynamic Discovery Fund:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Equity Contracts:
Futures Contracts	$(5,455)	$(10,790)
Forward Foreign Exchange Contracts	1,670	(4,870)
Total	$(3,785)	$(15,660)

Effect of Derivative Instruments on the Statement of Operations during the Period Ended March 31, 2012 for the Dynamic Energy Income Fund:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Depreciation on Derivatives Recognized in Income
Equity Contracts:
Option Contracts	$13,348	$-
Forward Foreign Exchange Contracts	(359,384)	(96,686)
Total	$(346,036)	$(96,686)

Foreign Currency Translations – The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates as provided by an appropriate pricing service. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Forward currency exchange contracts will be valued using interpolated forward exchange rates. Unrealized gains and losses that result from changes in foreign exchange rates and /or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

Security Transactions and Related Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

Expenses – Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund. Expenses not attributable to a specific Fund are allocated across all of the funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each fund.

Net Asset Value Per Share – The net asset value ("NAV") for a Fund share is the value of that share's portion of all of the net assets of the Fund. Each Fund calculates its NAV once each business day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern Time).

Distributions to Shareholders – The Funds distribute their net investment income and make distributions of net realized capital gains, if any, at least annually. The Dynamic Canadian Equity Income Fund and Dynamic Energy Income Fund expect to declare and pay distributions, if any, quarterly, however they may declare and pay distributions more or less frequently.

Dynamic Funds 2012 Semiannual Report

Notes to Financial Statements
(Continued)

Redemption Fees – The Funds no longer impose a redemption fee. Prior to February 1, 2012, each Fund imposed a redemption fee of 2.00% on shares redeemed within 90 days of purchase. The redemption fee was calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest were treated as having been redeemed first. The redemption fee was deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees, if any, returned to the assets of the Fund are reflected in the Statement of Changes in Net Assets.

3.  Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

Level 1:  Quoted prices in active markets for identical securities

Level 2:  Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:  Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of each Fund's investments as of March 31, 2012, is as follows:

	Dynamic Canadian Equity Income Fund	Dynamic Contrarian Advantage Fund	Dynamic Discovery Fund	Dynamic Gold & Precious Metals Fund
ASSETS:
Level 1: Quoted Prices
Common Stocks Market Value:
Bermuda	$25,280	$-	$-	$371,948
Canada	1,958,626	16,710	-	20,084,274
United States	222,125	528,770	571,456	2,112,036
Warrants Market Value:
Canada	-	-	558	27,382
Short-term Investments Market Value:	146,404	65,819	39,627	5,255,935
Total Level 1 Market Value of Investments	$2,352,435	$611,299	$611,641	$27,851,575
Level 2: Other Significant Observable Inputs
Common Stocks Market Value:
Australia	$-	$-	$-	$8,475,952
Canada	-	-	-	187,646
Israel	-	-	55,774	-
Italy	-	24,861	40,192	-
Netherlands	-	14,968	19,957	-
Sweden	-	14,029	-	-
Switzerland	-	-	71,906	-
United Kingdom	-	26,880	99,650	40,481
Warrants Market Value:
Canada	-	-	-	3,053
Total Level 2 Market Value of Investments	$-	$80,738	$287,479	$8,707,132
Level 3: Significant Unobservable Inputs
Warrants Market Value:
Canada	$-	$-	$-	$0
Total Level 3 Market Value of Investments	$-	$-	$-	$0
Total Market Value of Investments	$2,352,435	$692,037	$899,120	$36,558,707

Dynamic Funds 2012 Semiannual Report

Notes to Financial Statements
(Continued)

	Dynamic Canadian Equity Income Fund	Dynamic Contrarian Advantage Fund	Dynamic Discovery Fund	Dynamic Gold & Precious Metals Fund
Level 2: Other Significant Observable Inputs
ASSETS:
Other Financial Instruments Unrealized Appreciation: *
Foreign Currency Exchange Risks:
Forward Foreign Currency Exchange Contracts	$2,538	$52	$92	$-
Other Financial Instruments Market Value:
Equity Risks:
Put Options Purchased	0	4,181	5,111	-
LIABILITIES:
Other Financial Instruments Unrealized Depreciation: *
Foreign Currency Exchange Risks:
Forward Foreign Currency Exchange Contracts	-	(96)	(1,240)	-
Other Financial Instruments Market Value:
Equity Risks:
Call Options Written	(307)	-	-	-
Put Options Written	(59)	(1,306)	(1,609)	-
Total Other Financial Instruments	$2,172	$2,831	$2,354	$-

* Other financial instruments are derivative instruments, such as futures, forwards, and options which are valued at the unrealized appreciation/depreciation of the investment.

To adjust for the time difference between local market close and the calculation of the NAV, the Funds utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

	Dynamic Energy Income Fund *	Dynamic U.S. Growth Fund *
Level 1 - Quoted Prices	$31,721,067	$43,614,728
Total Market Value of Investments	$31,721,067	$43,614,728

* Level 1 securities for Dynamic Energy Income Fund and Dynamic U.S. Growth Fund consist of common stocks as disclosed in the Schedule of Investments.

During the six months ended March 31, 2012, Canadian securities were reclassified as Level 1 since Canadian securities are only fair valued on days when the Canadian securities markets are closed but the U.S. securities markets are open.

There were no Level 3 investments held at March 31, 2012 or September 30, 2011 for Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic U.S. Growth Fund, and Dynamic Energy Income Fund.

Dynamic Funds 2012 Semiannual Report

Notes to Financial Statements
(Continued)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value for the Dynamic Gold and Precious Metals Fund:

Dynamic Gold and Precious Metals Fund	Balance as of 9/30/11	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ depreciation †	Purchases	Sales	Transfers into Level 3 ††	Transfers out of Level 3 ††	Balance as of 3/31/12	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 3/31/12 †
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Warrants:
Canada	$0	$-	$-	$-	$0	$-	$-	$-	$0	$-
Total Warrants	0	-	-	-	0	-	-	-	0	-
TOTAL INVESTMENTS IN SECURITIES	$0	$-	$-	$-	$0	$-	$-	$-	$0	$-

† Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

†† The Fund's policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

4.  Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements and does not expect a material impact.

In December 2011, FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities". ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

5.  Investment Advisory Fees and Other Transactions

The Funds have entered into an investment management agreement (the "Advisory Agreement") with DundeeWealth US pursuant to which DundeeWealth US provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at an annual rate of the average daily net assets of the Funds.

As investment adviser to the Funds, DundeeWealth US has the ultimate responsibility over GCIC and is responsible for the investment performance of the Funds. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep the Funds' total annual operating expenses from exceeding the expense caps shown below for the Class I shares of the Funds until March 13, 2013 ("Expense Limitation"). The Adviser may recapture any such waivers or reimbursements for a period not to exceed three years from the

Dynamic Funds 2012 Semiannual Report

Notes to Financial Statements
(Continued)

date on which the waiver or reimbursement is made as long as Expense Limitations are maintained. The annual investment advisory fee rates paid and the expense caps are as follows:

	Management Fees	Net Total Annual Operating Expenses
Dynamic Canadian Equity Income Fund	0.95%	1.25%
Dynamic Contrarian Advantage Fund	0.85%	1.15%
Dynamic Discovery Fund	0.95%	1.25%
Dynamic Gold & Precious Metals Fund	0.95%	1.25%
Dynamic U.S. Growth Fund	0.75%	0.95%
Dynamic Energy Income Fund	0.95%	1.15%

Sub-advisory fees paid to GCIC under the Sub-Advisory Agreement are paid by DundeeWealth US, not out of the Funds' assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, DundeeWealth US and GCIC provide a continuous investment program for the Funds' portfolios, and oversee the administration of all aspects relating to the Funds' business and affairs.

For its services as investment sub-adviser to the Funds, GCIC is entitled to receive investment sub-advisory fees from DundeeWealth US at an annualized rate, calculated daily based on the average daily net assets of the Funds and paid monthly. GCIC will be paid 0.45% on the first $150,000,000 and 0.75% on the balance of the average daily net assets for the Dynamic Canadian Equity Income Fund, Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund, and the Dynamic Energy Income Fund. GCIC will be paid 0.35% on the first $150,000,000 and 0.65% on the balance of the average daily net assets for the Dynamic Contrarian Advantage Fund and 0.25% on the first $150,000,000 and 0.55% on the balance of the average daily net assets for the Dynamic U.S. Growth Fund.

For the six months ended March 31, 2012, the Adviser reimbursed the Funds as follows: $49,313 for the Dynamic Canadian Equity Income Fund, $47,174 for the Dynamic Contrarian Advantage Fund, $47,255 for the Dynamic Discovery Fund, $66,858 for the Dynamic Gold & Precious Metals Fund, $82,611 for the Dynamic U.S. Growth Fund, and $63,095 for the Dynamic Energy Income Fund. The balances of recoverable expenses to the Adviser by Fund at March 31, 2012 were $312,156, $308,381, $310,006, $381,970, $388,538, and $326,512, respectively:

	For the period ended September 30, 2009, expiring September 30, 2012	For the year ended September 30, 2010, expiring September 30, 2013	For the year ended September 30, 2011, expiring September 30, 2014	For the six months ended March 31, 2012, expiring September 30, 2015	Balance of Recoverable Expenses to the Adviser
Dynamic Canadian Equity Income Fund	$36,376	$122,047	$104,420	$49,313	$312,156
Dynamic Contrarian Advantage Fund	$37,253	$121,737	$102,217	$47,174	$308,381
Dynamic Discovery Fund	$36,975	$120,079	$105,697	$47,255	$310,006
Dynamic Gold & Precious Metals Fund	$34,323	$133,044	$147,745	$66,858	$381,970
Dynamic U.S. Growth Fund	$30,831	$113,588	$161,508	$82,611	$388,538
Dynamic Energy Income Fund	$10,473	$128,725	$124,219	$63,095	$326,512

The Trust does not pay any fees to its Officers for their services as such. During the period ended March 31, 2012, Martin Dziura of Cipperman Compliance Services served as Chief Compliance Officer of the Trust. Mr. Dziura did not receive compensation for this position. However, Cipperman Compliance Services is compensated for the compliance services it provides to the Trust. For the six months ended March 31, 2012, the Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund, Dynamic U.S. Growth Fund, and Dynamic Energy Income Fund were allocated $193, $79, $102, $4,664, $5,845, and $3,689, respectively, in Chief Compliance Officer fees. The Trust also pays each Independent Trustee an annual retainer of $12,500 ($18,500 in the case of the lead independent trustee), $3,500 per quarterly and special in-person meeting, $1,000 per Audit Committee meeting and $500 per telephonic meeting. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.

During the six months ended March 31, 2012, the Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund, and Dynamic Energy Income Fund paid brokerage commissions on security trades of $13, $4, $5, $10,639, and $64, respectively, to Dundee Securities, Inc., an affiliate of DundeeWealth US.

Dynamic Funds 2012 Semiannual Report

Notes to Financial Statements
(Continued)

6.  Other Service Providers

The Trust has entered into an Administration and Accounting Services Agreement with BNY Mellon Investment Servicing (US) Inc. ("BNYMIS") to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. BNYMIS also acts as transfer agent and dividend disbursing agent for the Funds. For these services BNYMIS receives a monthly fee based on shareholder processing activity during the month for each Fund.

Foreside Fund Services, LLC (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

The Bank of New York Mellon Corporation acts as custodian (the "Custodian") of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

7.  Distributions To Shareholders

The tax character of distributions paid during the fiscal year ended September 30, 2011 was as follows:

	Dynamic Canadian Equity Income Fund	Dynamic Contrarian Advantage Fund	Dynamic Discovery Fund	Dynamic Gold & Precious Metals Fund	Dynamic U.S. Growth Fund	Dynamic Energy Income Fund
Distribution paid from:
Ordinary income (inclusive of short-term capital gains)	$64,989	$25,685	$43,796	$36,031	$232,638	$328,667
Net long-term capital gains	31,835	47,710	-	16,650	108,068	-
	$96,824	$73,395	$43,796	$52,681	$340,706	$328,667

8.  Investment Transactions

Investment transactions for the six months ended March 31, 2012, excluding temporary short-term investments for the Fund, were as follows:

	Purchases	Sales
Dynamic Canadian Equity Income Fund	$1,515,452	$351,753
Dynamic Contrarian Advantage Fund	631,636	373,191
Dynamic Discovery Fund	704,476	408,475
Dynamic Gold & Precious Metals Fund	11,743,316	19,822,918
Dynamic U.S. Growth Fund	72,258,022	88,638,095
Dynamic Energy Income Fund	15,166,896	11,885,455

Written options activity for the Funds listed below for the six months ended March 31, 2012 was as follows:

	Dynamic Candian Equity Income Fund		Dynamic Contrarian Advantage Fund		Dynamic Discovery Fund		Dynamic Energy Income Fund
	Number of Contracts	Premiums	Number of Contracts	Premiums	Number of Contracts	Premiums	Number of Contracts	Premiums
Options outstanding at September 30, 2011	-	$-	14	$7,380	17	$9,065	-	$-
Options written	11	957	-	-	-	-	84	5,490
Options expired	-	-	-	-	-	-	(84)	(5,490)
Options outstanding at March 31, 2012	11	$957	14	$7,380	17	$9,065	-	$-

9.  Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and will distribute all of their taxable income, including any realized gain on investments, to their shareholders. In addition, by distributing in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to federal income or excise tax.

Dynamic Funds 2012 Semiannual Report

Notes to Financial Statements
(Continued)

Under the current tax law, capital losses realized after October 31 and prior to the Funds' fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2011, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund and Dynamic Energy Income Fund had deferred currency losses of $2,292, $7,520 and $145,500, respectively.

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statements of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended September 30, 2011, the Funds did not incur any income tax, interest, or penalties. As of September 30, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds' net assets or results of operations. Tax years ended September 30, 2009 through September 30, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds' tax positions to determine if adjustments to this conclusion are necessary.

10.  Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust and the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

11.  Subsequent Events

Management has evaluated the impact on the Funds of all subsequent events through the date the financial statements were issued and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

Dynamic Funds 2012 Semiannual Report

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Additional Fund Information

March 31, 2012
(Unaudited)

Proxy Voting Information

A description of the Funds' policies and procedures with respect to the voting of proxies relating to the Funds' portfolio securities is available without charge, upon request by calling 1-888-572-0968 or by downloading the Funds' Statement of Additional Information, which contains the policies and procedures as Appendix B, from the Funds' website at http://www.dundeewealthus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the most recent period ended June 30, 2011 is available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Information on Form N-Q

The Trust files the Funds' complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dynamic Funds 2012 Semiannual Report

Semiannual Report

March 31, 2012

JOHCM International Select Fund

Contents

1	Disclosure of Fund Expenses

2	Schedule of Investments

4	Financial Statements

9	Notes to Financial Statements

Back Cover	Additional Fund Information

This report is submitted for the general information of the Fund's shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Fund's current prospectus.

Shares of the Fund are distributed by Foreside Fund Services, LLC , Three Canal Plaza, Suite 100, Portland, ME 04101

JOHCM International Select Fund 2012 Semiannual Report

Disclosure of Fund Expenses

For the Six Month Period October 1, 2011 to March 31, 2012 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the JOHCM International Select Fund (the "Fund"), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

Hypothetical 5% Return: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Fund has no sales charges or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/11	Ending Account Value 3/31/12	Expense Ratio(1)	Expenses Paid During the Period 10/01/11 to 3/31/12(2)
JOHCM International Select Fund
Actual Fund Return
Class I	$1,000.00	$1,203.00	1.09%	$6.04
Class II	$1,000.00	$1,201.30	1.34%	$7.41
Hypothetical 5% Return
Class I	$1,000.00	$1,019.66	1.09%	$5.53
Class II	$1,000.00	$1,018.40	1.34%	$6.80

(1)  Annualized, based on the Fund's expenses for the period after fee waivers and/or expense reimbursements.

(2)  Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184 days), then divided by 366.

JOHCM International Select Fund 2012 Semiannual Report
1

Schedule of Investments

JOHCM International Select Fund

March 31, 2012 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 91.9%
Australia - 2.2%
Iluka Resources, Ltd. †	212,541	$3,919,414
Bermuda - 4.4%
Jardine Matheson Holdings, Ltd. †	78,400	3,917,899
Seadrill, Ltd. †	100,750	3,780,943
		7,698,842
Brazil - 2.2%
BR Malls Participacoes SA †	300,800	3,888,838
Canada - 10.7%
Canadian Energy Services & Technology Corp.	319,242	3,760,683
Poseidon Concepts Corp.	257,880	3,624,721
Trican Well Service, Ltd.	250,507	3,679,310
Valeant Pharmaceuticals International, Inc.*	71,223	3,819,458
Yamana Gold, Inc.	238,571	3,721,655
		18,605,827
China - 2.1%
Zhaojin Mining Industry Co., Ltd., Class H †	2,194,386	3,658,292
Germany - 11.0%
Dialog Semiconductor plc* †	155,646	3,806,612
GEA Group AG †	112,900	3,893,789
Henkel AG & Co. KGaA †	63,185	3,942,018
Kabel Deutschland Holding AG* †	61,446	3,793,281
SAP AG †	52,271	3,650,198
		19,085,898
Hong Kong - 4.9%
First Pacific Co., Ltd. †	3,387,000	3,743,942
Hengdeli Holdings, Ltd. †	8,690,882	3,697,869
Luk Fook Holdings International, Ltd. †	335,000	1,017,318
		8,459,129
Indonesia - 2.3%
PT Bank Rakyat Indonesia Persero Tbk †	5,258,378	3,994,835
Ireland - 4.4%
Experian plc †	244,686	3,812,203
WPP plc †	276,139	3,774,542
		7,586,745
Israel - 2.2%
Check Point Software Technologies, Ltd.*	60,800	3,881,472

	Number of Shares	Market Value
Italy - 2.2%
Tod's SpA †	33,600	$3,778,634
Japan - 12.0%
Dena Co., Ltd. †	137,900	3,821,481
Hitachi High-Technologies Corp. †	139,573	3,355,871
Japan Securities Finance Co., Ltd. †	630,022	3,667,656
Osaka Securities Exchange Co., Ltd. †	414	2,298,671
Softbank Corp.* †	127,000	3,777,753
Sysmex Corp. †	97,690	3,966,063
		20,887,495
Netherlands - 6.5%
Chicago Bridge & Iron Co. NV	85,286	3,683,502
LyondellBasell Industries NV	88,630	3,868,700
NXP Semiconductors NV*	144,704	3,850,573
		11,402,775
Portugal - 2.3%
Jeronimo Martins SGPS SA* †	195,454	3,984,020
Qatar - 2.2%
Industries Qatar QSC †	101,462	3,917,151
Russia - 2.2%
Mail.ru Group, Ltd., GDR*	97,763	3,856,750
Singapore - 1.9%
Avago Technologies, Ltd.	82,988	3,234,042
Thailand - 2.2%
Charoen Pokphand Foods PCL †	3,132,500	3,778,073
United Kingdom - 8.8%
Imagination Technologies Group plc* †	335,171	3,677,134
Intermediate Capital Group plc †	854,985	3,956,549
Man Group plc †	1,824,609	3,943,350
The Weir Group plc †	136,309	3,844,135
		15,421,168
United States - 5.2%
iShares MSCI EAFE Index Fund	92,556	5,081,324
Virgin Media, Inc.	160,338	4,005,243
		9,086,567
Total Common Stocks (Cost $153,952,794)		160,125,967
PREFERRED STOCKS - 2.3%
Germany - 2.3%
Hugo Boss AG †	34,041	3,925,915
Total Preferred Stocks (Cost $3,264,099)		3,925,915

JOHCM International Select Fund 2012 Semiannual Report
2

Schedule of Investments
(Continued)

JOHCM International Select Fund

March 31, 2012 (Unaudited)

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS - 4.4%
BNY Mellon Cash Reserve, 0.05%**, due 4/02/12	$7,750,567	$7,750,567
Total Short-Term Investments (Cost $7,750,567)		7,750,567
Total Investments - 98.6% (Cost $164,967,460)***		171,802,449
Other Assets Less Liabilities - 1.4%		2,496,457
NET ASSETS - 100.0%		$174,298,906

†  Fair valued security. The aggregate value of fair valued securities is $113,984,449 comprising 65.40% of net assets, which were valued pursuant to guidelines established by the Board of Trustees.

GDR  Global Depositary Receipt.

*  Non-income producing security.

**  Current yield as of March 31, 2012.

***  Aggregate tax cost is $165,934,627 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$12,800,150
Gross unrealized depreciation	(6,932,328)
Net unrealized appreciation	$5,867,822
Sector Allocation (Unaudited)	% of Net Assets
Information Technology	19.0%
Financials	14.6
Consumer Discretionary	13.8
Industrials	13.3
Materials	8.7
Energy	8.5
Consumer Staples	6.7
Health Care	4.5
Exchange-Traded Funds	2.9
Telecommunication Services	2.2
Short-Term Investments and other	5.8
100.0%

See Notes to Financial Statements

JOHCM International Select Fund 2012 Semiannual Report
3

Statement of Assets and Liabilities

JOHCM International Select Fund

March 31, 2012 (Unaudited)

Assets:
Investments, at market value (cost $164,967,460) (Note 2 and Note 3)	$171,802,449
Foreign currency (cost $288,910)	290,137
Receivable from investments sold	237,290
Receivable from Fund shares sold	4,920,639
Dividends receivable	392,744
Other prepaid expenses	30,985
Total assets	177,674,244
Liabilities:
Payable for investments purchased	3,138,912
Payable for Fund shares redeemed	17,332
Investment advisory fees payable (Note 5)	96,699
Custodian fees payable (Note 7)	62,609
Administration and accounting fees payable (Note 7)	18,381
Transfer agent fees payable (Note 7)	7,412
Chief Compliance Officer fees payable (Note 5)	5,060
Shareholder servicing fees (Note 6)	1,967
Trustees' fees payable (Note 5)	257
Other accrued expenses	26,709
Total liabilities	3,375,338
Net Assets	$174,298,906
Net Assets consist of:
Paid-in capital	$167,806,397
Accumulated net investment income	3,252
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(346,227)
Net unrealized appreciation on investments	6,834,989
Net unrealized appreciation on foreign currency translations	495
Net Assets	$174,298,906
Shares of Beneficial Interest, each at $0.001 par value:
Class I:
Net Assets	$160,141,134
Shares outstanding (Unlimited number of shares authorized)	12,014,660
Net asset value, offering, and redemption price per share* (Note 2)	$13.33
Class II:
Net Assets	$14,157,772
Shares outstanding (Unlimited number of shares authorized)	1,056,649
Net asset value, offering, and redemption price per share* (Note 2)	$13.40

*Prior to February 1, 2012, shares of the Fund redeemed within 90 days of purchase were charged a 2% redemption fee.

See Notes to Financial Statements

JOHCM International Select Fund 2012 Semiannual Report
4

Statement of Operations

JOHCM International Select Fund

For the Six Months Ended March 31, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $39,544)	$934,702
Interest	870
Total investment income	935,572
Expenses:
Investment advisory fees (Note 5)	493,161
Shareholder servicing fees – Class II (Note 6)	6,471
Administration and accounting fees (Note 7)	69,810
Legal fees	42,791
Custodian fees (Note 7)	41,812
Transfer agent fees (Note 7)	21,923
Trustees' fees and expenses (Note 5)	18,269
Audit fees	15,837
Registration and filing fees	14,539
Chief Compliance Officer fees (Note 5)	13,379
Printing fees	11,274
Insurance expense	8,966
Other	7,457
Subtotal	765,689
Fees waived and reimbursed by Adviser (Note 5)	(126,811)
Total net expenses	638,878
Net Investment Income	296,694
Realized and Unrealized Gain (Loss) on Investments and Foreign Currrency:
Net realized gain on investments	944,032
Net realized loss on foreign currency transactions	(111,474)
Net realized gain on investments and foreign currency transactions	832,558
Net change in unrealized appreciation:
on investments	19,151,884
on foreign currency translations	30,617
Net change in unrealized appreciation on investments and foreign currency translations	19,182,501
Net Realized and Unrealized Gain on Investments and Foreign Currrency	20,015,059
Net Decrease in Net Assets Resulting from Operations	$20,311,753

See Notes to Financial Statements

JOHCM International Select Fund 2012 Semiannual Report
5

Statement of Changes in Net Assets

JOHCM International Select Fund

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
Operations:
Net investment income	$296,694	$760,402
Net realized gain (loss) on investments and foreign currency transactions	832,558	(1,302,774)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	19,182,501	(16,525,795)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,311,753	(17,068,167)
Distributions to Shareholders from:
Net investment income
Class I	(686,826)	(373,409)
Class II	(23,280)	-
	(710,106)	(373,409)
Net realized capital gains
Class I	(33,129)	(150,629)
Class II	(1,567)	(840)
	(34,696)	(151,469)
Total distributions to shareholders	(744,802)	(524,878)
Shares of Beneficial Interest Transactions:
Shares sold
Class I	69,485,448	98,051,260
Class II	9,932,913	5,568,503
	79,418,361	103,619,763
Shares issued as reinvestment of distributions
Class I	652,260	524,038
Class II	24,847	840
	677,107	524,878
Shares redeemed
Class I	(23,366,904)	(21,310,709)
Class II	(622,963)	(3,312,893)
	(23,989,867)	(24,623,602)
Net increase in net assets from shares of beneficial interest transactions	56,105,601	79,521,039
Redemption fees	9,556	6,466
Net increase in net assets	75,682,108	61,934,460
Net Assets:
Beginning of period	98,616,798	36,682,338
End of period	$174,298,906	$98,616,798
Accumulated net investment income	$3,252	$416,664
Shares of Beneficial Interest Transactions:
Shares sold
Class I	5,466,302	7,216,513
Class II	743,287	403,425
	6,209,589	7,619,938
Shares issued as reinvestment of distributions
Class I	55,988	38,732
Class II	2,120	62
	58,108	38,794
Shares redeemed
Class I	(1,969,465)	(1,611,423)
Class II	(55,751)	(254,421)
	(2,025,216)	(1,865,844)
Net Increase in shares outstanding	4,242,481	5,792,888

See Notes to Financial Statements

JOHCM International Select Fund 2012 Semiannual Report
6

Financial Highlights

JOHCM International Select Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/12 (Unaudited) Class I		For the Year Ended 9/30/11 Class I	For the Year Ended 9/30/10 Class I	For the Period Ended 9/30/09 (6) Class I
Net asset value, beginning of period	$11.17		$12.08	$10.50	$10.00
Income from Investment Operations:
Net investment income (1)	0.03		0.11	0.15	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.22		(0.92)	1.44	0.46
Total from investment operations	2.25		(0.81)	1.59	0.50
Distributions:
Dividends from net investment income	(0.09)		(0.07)	(0.01)	-
Distributions from realized capital gains	(0.00	)(3)	(0.03)	-	-
Total distributions	(0.09)		(0.10)	(0.01)	-
Redemption fees added to paid-in capital (1)	0.00	(3)	0.00 (3)	0.00 (3)	-
Net asset value, end of period	$13.33		$11.17	$12.08	$10.50
Total return	20.30	%(4)	(6.86)%	15.18%	5.00	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$160,141		$94,501	$34,051	$13,080
Operating expenses:
Before expense reimbursement/waiver	1.31	%(5)	1.42%	2.40%	4.19	%(5)
After expense reimbursement/waiver	1.09	%(5)	1.09%	1.09%	1.09	%(5)
Net investment income:
After expense reimbursement/waiver	0.50	%(5)	0.84%	1.43%	2.19	%(5)
Portfolio turnover rate (2)	24.88	%(4)	83.25%	79.52%	41.71	%(4)

(1)  Calculated based on the average number of shares outstanding during the period.

(2)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(3)  Amount represents less than $0.005 per share.

(4)  Non-annualized.

(5)  Annualized.

(6)  Class I Shares commenced investment operations on July 29, 2009.

See Notes to Financial Statements

JOHCM International Select Fund 2012 Semiannual Report
7

Financial Highlights

JOHCM International Select Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/12 (Unaudited) Class II		For the Year Ended 9/30/11 Class II	For the Period Ended 9/30/10 (6) Class II
Net asset value, beginning of period	$11.22		$12.07	$11.12
Income from Investment Operations:
Net investment income (1)	0.04		0.07	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.20		(0.89)	0.84
Total from investment operations	2.24		(0.82)	0.95
Distributions:
Dividends from net investment income	(0.06)		-	-
Distributions from realized capital gains	(0.00	)(3)	(0.03)	-
Total distributions	(0.06)		(0.03)	-
Redemption fees added to paid-in capital (1)	0.00	(3)	0.00 (3)	0.00	(3)
Net asset value, end of period	$13.40		$11.22	$12.07
Total return	20.13	%(4)	(6.85)%	8.54	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$14,158		$4,116	$2,631
Operating expenses:
Before expense reimbursement/waiver	1.55	%(5)	1.67%	2.65	%(5)
After expense reimbursement/waiver	1.34	%(5)	1.34%	1.34	%(5)
Net investment income:
After expense reimbursement/waiver	0.70	%(5)	0.54%	2.12	%(5)
Portfolio turnover rate (2)	24.88	%(4)	83.25%	79.52	%(4)

(1)  Calculated based on the average number of shares outstanding during the period.

(2)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(3)  Amount represents less than $0.005 per share.

(4)  Non-annualized.

(5)  Annualized.

(6)  Class II Shares commenced investment operations on March 31, 2010.

See Notes to Financial Statements

JOHCM International Select Fund 2012 Semiannual Report
8

Notes to Financial Statements

March 31, 2012 (Unaudited)

1.  Organization

The JOHCM International Select Fund (the "Fund") is a separate series of the DundeeWealth Funds (the "Trust"), a registered management investment company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006, as amended and restated September 14, 2010. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). The Fund is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and are subject to liabilities related thereto. The Fund is authorized to issue an unlimited number of shares and to offer two classes of shares: Class I Shares and Class II Shares. The accompanying financial statements and financial highlights are those of the Fund, which commenced investment operations on July 29, 2009. Class II Shares of the Fund commenced operations as of March 31, 2010. The financial statements of the remaining series in the Trust are presented in separate documents.

The Fund seeks long-term capital appreciation and invests in equity securities of foreign companies of any size, including small and mid capitalization companies, and in emerging market countries. Under normal market conditions, the Fund invests at least 80% of its assets in securities of companies headquartered outside of the United States of America ("U.S.").

It is expected that a significant portion of the Fund's shares will be held in omnibus and other institutional accounts, which typically hold shares for the benefit of other underlying investors. To the extent that an omnibus position redeems a large portion of its investment in the Fund, this could have a disruptive impact on the efficient implementation of the Fund's investment strategy and result in increased overall expenses for the remaining shareholders.

Foreign Issuers Risks

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S.

2.  Significant Accounting Policies

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") has become the exclusive reference of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal laws are also sources of authoritative U.S. GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Use of Estimates – The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the disclosure of contingent assets and liabilities as of the date of the financial statements and reported amounts of income and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Derivative Financial Instruments – The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If JO Hambro Capital Management Ltd.'s (the "Sub-Adviser" or "JO Hambro") prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave

JOHCM International Select Fund 2012 Semiannual Report
9

Notes to Financial Statements
(Continued)

the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under U.S. GAAP.

The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures – The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

During the six months ended March 31, 2012, the Fund had no investments in futures contracts or options on futures.

Forward Foreign Currency Exchange Contracts – The Fund may engage in forward foreign currency exchange contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies.

During the six months ended March 31, 2012, the Fund had no investments in forward foreign currency exchange contracts.

Options – The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations.

During the six months ended March 31, 2012, the Fund had no investments in options.

Foreign Currency Translations – The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates as provided by an appropriate pricing service. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Forward currency exchange contracts will be valued using interpolated forward exchange rates. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

Security Transactions and Related Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

Expenses – Expenses attributable to the Fund shall be payable solely out of the assets of the Fund. Expenses not attributable specifically to a fund are allocated across all of the funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each fund.

Net Asset Value Per Share – The net asset value ("NAV") for a Fund share is the value of that share's portion of all of the net assets of the Fund. The Fund calculates its NAV once each business day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern Time).

Distributions to Shareholders – The Fund distributes its net investment income and makes distributions of net realized capital gains, if any, at least annually.

Redemption Fees – The Fund no longer imposes a redemption fee. Prior to February 1, 2012, the Fund imposed a redemption fee of 2.00% on shares redeemed within 90 days of purchase. The redemption fee was calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest were treated as having been redeemed first. The redemption fee was deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees, if any, returned to the assets of the Fund are reflected in the Statement of Changes in Net Assets.

3.  Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

Level 1:   Quoted prices in active markets for identical securities

Level 2:   Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:   Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JOHCM International Select Fund 2012 Semiannual Report
10

Notes to Financial Statements
(Continued)

The summary of inputs used to determine the fair value of the Fund's investments as of March 31, 2012, is as follows:

Level 1: Quoted Prices
Common Stocks Market Value:
Canada	$18,605,827
Israel	3,881,472
Netherland	11,402,775
Russia	3,856,750
Singapore	3,234,042
United States	9,086,567
Short-term Investments Market Value	7,750,567
Total Level 1 Market Value of Investments	$57,818,000
Level 2: Other Significant Observable Inputs
Common Stocks Market Value:
Australia	$3,919,414
Bermuda	7,698,842
Brazil	3,888,838
China	3,658,292
Germany	19,085,898
Hong Kong	8,459,129
Indonesia	3,994,835
Ireland	7,586,745
Italy	3,778,634
Japan	20,887,495
Portugal	3,984,020
Qatar	3,917,151
Thailand	3,778,073
United Kingdom	15,421,168
Preferred Stocks Market Value:
Germany	3,925,915
Total Level 2 Market Value of Investments	$113,984,449
Total Market Value of Investments	$171,802,449

During the six months ended March 31, 2012, Canadian securities were reclassified as Level 1 since Canadian securities are only fair valued on days when the Canadian securities markets are closed but the U.S. securities markets are open.

There were no Level 3 investments held at March 31, 2012 or September 30, 2011.

To adjust for the time difference between local market close and the calculation of the NAV, the Fund utilizes fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

4.  Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements and does not expect a material impact.

In December 2011, FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities". ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

5.  Investment Advisory Fees and Other Transactions

The Fund has entered into an investment management agreement (the "Advisory Agreement") with DundeeWealth US, LP ("DundeeWealth US") pursuant to which DundeeWealth US provides investment management services to the Fund and is entitled to receive a fee calculated daily and payable monthly at an annual rate of 0.85% of the average daily net assets of the Fund. As investment adviser to the Fund, DundeeWealth US has the ultimate responsibility over JO Hambro, as sub-adviser to the Fund, and is responsible for the investment performance of the Fund. DundeeWealth US has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with JO Hambro, pursuant to which JO Hambro serves as sub-adviser to the Fund.

Sub-advisory fees paid to JO Hambro under the Sub-Advisory Agreement are paid by DundeeWealth US, not out of the Fund's assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, DundeeWealth US and JO Hambro provide a continuous investment program for the Fund's portfolio, and oversee the administration of all aspects relating to the Fund's business and affairs.

For its services as investment sub-adviser to the Fund, JO Hambro is entitled to receive investment sub-advisory fees from DundeeWealth US at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly. JO Hambro will be paid 0.40% on the first $30,000,000; 0.58% on the next $70,000,000; 0.64% on the balance of the average daily net assets of the Fund.

On July 19, 2011, JO Hambro Capital Management Group Limited, the Sub-Adviser's parent company, announced that BT Investment Management ("BTIM") had agreed to acquire the Sub-Adviser (the

JOHCM International Select Fund 2012 Semiannual Report
11

Notes to Financial Statements
(Continued)

"Transaction"). The Transaction occurred on October 26, 2011. The Transaction constituted an assignment, automatically terminating the Sub-Advisory Agreement in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). In anticipation of the Transaction, the Board of Trustees approved an interim sub-advisory agreement (the "Interim Sub-Advisory Agreement") and a new sub-advisory agreement (the "New Sub-Advisory Agreement"). The Interim Sub-Advisory Agreement became effective upon the closing of the Transaction and provided that, during the interim period between the date of the Transaction and until shareholder approval of the New Sub-Advisory Agreement, the Sub-Adviser could continue to act as sub-adviser to the Fund on substantially the same terms and with the same fee structure as the Sub-Advisory Agreement, except that the compensation earned by the Sub-Adviser was held in an interest bearing escrow account until shareholder approval of the New Sub-Advisory Agreement. Shareholder approval of the New Sub-Advisory Agreement was obtained on December 19, 2011.

DundeeWealth US has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's total annual operating expenses from exceeding 1.09% for Class I Shares and 1.34% for Class II Shares until January 31, 2013 ("Expense Limitation"). DundeeWealth US may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement is made, as long as the Expense Limitation is maintained. For the six months ended March 31, 2012, the Adviser reimbursed the Fund $126,811. The balance of recoverable expenses to DundeeWealth US at March 31, 2012 was $749,750.

For the year ended September 30, 2009, expiring September 30, 2012	$23,605
For the year ended September 30, 2010, expiring September 30, 2013	301,521
For the year ended September 30, 2011, expiring September 30, 2014	297,813
For the six months ended March 31, 2012, expiring September 30, 2015	126,811
Balances of Recoverable Expenses to the Adviser	$749,750

The Trust does not pay any fees to its Officers for their services as such. During the period ended March 31, 2012, Martin Dziura of Cipperman Compliance Services served as Chief Compliance Officer for the Trust. Mr. Dziura did not receive compensation for this position. However, Cipperman Compliance Services is compensated for the compliance services it provides to the Trust. For the six months ended March 31, 2012, the Fund was allocated $13,379 in Chief Compliance Officer fees. The Trust also pays each Independent Trustee an annual retainer of $12,500 ($18,500 in the case of the lead independent trustee), $3,500 per quarterly and special in-person meeting, $1,000 per Audit Committee meeting, and $500 per telephonic meeting. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.

6.  Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan (the "Service Plan") that allows Class II Shares of the Fund to pay service fees to firms that provide shareholder services ("Service Providers"). Under the Service Plan, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees to the Service Provider at an annual rate of 0.25% of its Class II Shares' average daily net assets, the annual limitation under the Service Plan.

7.  Other Service Providers

The Trust has entered into an Administration and Accounting Services Agreement with BNY Mellon Investment Servicing (US) Inc. ("BNYMIS") to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. BNYMIS also acts as transfer agent and dividend disbursing agent for the Fund. For these services BNYMIS receives a monthly fee based on shareholder processing activity during the month.

Foreside Fund Services, LLC (the "Distributor") serves as the Fund's distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

The Bank of New York Mellon Corporation acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

8.  Distributions To Shareholders

The tax character of distributions paid during the fiscal year ended September 30, 2011 was as follows:

Year Ended September 30, 2011
Distribution paid from:
Ordinary income	$470,275
Long-term capital gain	54,603
Total distributions paid	$524,878

9.  Investment Transactions

Investment transactions for the six months ended March 31, 2012, excluding temporary short-term investments for the Fund, were as follows:

Purchases	Sales
$78,547,515	$28,316,818

10.  Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and will distribute all of its taxable income, including any realized gain on investments, to its shareholders. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal income or excise tax.

Under the current tax law, capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2011, the Fund had deferred currency losses of $293,402 and capital losses of $963,315.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to

JOHCM International Select Fund 2012 Semiannual Report
12

Notes to Financial Statements
(Continued)

determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended September 30, 2009 through September 30, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, Dundee Wealth US will monitor the Fund's tax positions to determine if adjustments to this conclusion are necessary.

11.  Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust and the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

12.  Special Meeting of Shareholders of the JOHCM International Select Fund

On December 19, 2011, the Fund held a special meeting of shareholders to approve a new sub-advisory agreement between DundeeWealth US and JO Hambro on behalf of the Fund.

Shareholders of record of the Fund on the close of business on November 4, 2011 (the "Record Date") were entitled to vote on the proposal.

The proposal was approved by shareholders at the special meeting held on December 19, 2011 and the votes recorded during the special meeting are provided below. Percentage information relates to the votes recorded as a percentage of the outstanding shares on the Record Date. Total outstanding shares on the Record Date totaled 8,589,934.190.

Votes For		Votes Against		Abstained
Number	Percentage	Number	Percentage	Number	Percentage
5,787,596.390	67.376%	7,293.000	0.085%	14,338.000	0.167%

13.  Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events through the date the financial statements were issued and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

JOHCM International Select Fund 2012 Semiannual Report
13

Additional Fund Information

March 31, 2012
(Unaudited)

Proxy Voting Information

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request by calling 1-888-572-0968 or by downloading the Fund's Statement of Additional Information, which contains the policies and procedures as Appendix B, from the Fund's website at http://www.dundeewealthus.com.

Information regarding how the Fund voted proxies related to portfolio securities during the most recent period ended June 30, 2011 is available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Information on Form N-Q

The Trust files the Fund's complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

JOHCM International Select Fund 2012 Semiannual Report

Semiannual Report

March 31, 2012

Mount Lucas U.S. Focused Equity Fund

Contents

1	Disclosure of Fund Expenses

2	Schedule of Investments

3	Financial Statements

7	Notes to Financial Statements

Back Cover	Additional Fund Information

This report is submitted for the general information of the Fund's shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Fund's current prospectus.

Shares of the Fund are distributed by Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101

Mount Lucas U.S. Focused Equity Fund 2012 Semiannual Report

Disclosure of Fund Expenses

For the Six Month Period October 1, 2011 to March 31, 2012 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Mount Lucas U.S. Focused Equity Fund (the "Fund"), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

Hypothetical 5% Return: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Fund has no sales charges or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/11	Ending Account Value 3/31/12	Expense Ratio(1)	Expenses Paid During the Period 10/01/11 to 3/31/12(2)
Mount Lucas U.S. Focused Equity Fund - Class I
Actual Fund Return	$1,000.00	$1,276.78	0.95%	$5.44
Hypothetical 5% Return	$1,000.00	$1,020.36	0.95%	$4.82

(1)  Annualized, based on the Fund's expenses for the period after fee waivers and/or expense reimbursements.

(2)  Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184 days), then divided by 366.

Mount Lucas U.S. Focused Equity Fund 2012 Semiannual Report
1

Schedule of Investments

Mount Lucas U.S. Focused Equity Fund

March 31, 2012 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 99.0%
Consumer Discretionary - 15.9%
Abercrombie & Fitch Co., Class A	2,402	$119,163
AutoNation, Inc.*	3,697	126,844
Chipotle Mexican Grill, Inc.*	928	387,904
Dollar Tree, Inc.*	1,878	177,452
GameStop Corp., Class A	28,508	622,615
JC Penney Co., Inc.	22,339	791,471
Macy's, Inc.	4,465	177,394
Netflix, Inc.*	674	77,537
O'Reilly Automotive, Inc.*	1,927	176,031
VF Corp.	1,156	168,753
		2,825,164
Consumer Staples - 5.7%
Lorillard, Inc.	1,321	171,043
Safeway, Inc.	31,617	638,980
Whole Foods Market, Inc.	2,363	196,602
		1,006,625
Energy - 14.1%
Cabot Oil & Gas Corp.	4,090	127,485
Chevron Corp.	6,228	667,891
ConocoPhillips	8,766	666,304
Range Resources Corp.	2,415	140,408
Tesoro Corp.*	6,520	174,997
Valero Energy Corp.	28,240	727,745
		2,504,830
Financials - 11.3%
Assurant, Inc.	15,895	643,748
MetLife, Inc.	17,694	660,871
Prudential Financial, Inc.	11,094	703,249
		2,007,868
Health Care - 11.5%
Aetna, Inc.	30,203	1,514,982
Biogen Idec, Inc.*	1,432	180,389
Cerner Corp.*	2,278	173,492
Intuitive Surgical, Inc.*	329	178,236
		2,047,099
Industrials - 20.8%
Fastenal Co.	3,207	173,499
L-3 Communications Holdings, Inc.	19,210	1,359,492
Northrop Grumman Corp.	11,391	695,762
Raytheon Co.	27,749	1,464,592
		3,693,345
Information Technology - 14.3%
Computer Sciences Corp.	20,347	609,189
Jabil Circuit, Inc.	36,921	927,455
Molex, Inc.	29,205	821,245
Visa, Inc., Class A	1,465	172,870
		2,530,759

	Number of Shares	Market Value
Materials - 5.4%
CF Industries Holdings, Inc.	806	$147,216
International Paper Co.	23,043	808,809
		956,025
Total Common Stocks (Cost $16,295,748)		17,571,715
	Principal Amount
SHORT-TERM INVESTMENTS - 1.0%
BNY Mellon Cash Reserve, 0.05%**, due 4/02/12	$183,630	183,630
Total Short-Term Investments (Cost $183,630)		183,630
Total Investments - 100.0% (Cost $16,479,378)***		17,755,345
Liabilities in Excess of Other Assets - (0.0)%		(4,367)
NET ASSETS - 100.0%		$17,750,978

*  Non-income producing security.

**  Current yield as of March 31, 2012.

***  Aggregate tax cost is $16,516,617 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$1,641,477
Gross unrealized depreciation	(402,749)
Net unrealized appreciation	$1,238,728
Sector Allocation (Unaudited)	% of Net Assets
Industrials	20.8%
Consumer Discretionary	15.9
Information Technology	14.3
Energy	14.1
Health Care	11.5
Financials	11.3
Consumer Staples	5.7
Materials	5.4
Short-Term Investments and other	1.0
100.0%

See Notes to Financial Statements

Mount Lucas U.S. Focused Equity Fund 2012 Semiannual Report
2

Statement of Assets and Liabilities

Mount Lucas U.S. Focused Equity Fund

March 31, 2012 (Unaudited)

Assets:
Investments, at market value (cost $16,479,378) (Note 2 and Note 3)	$17,755,345
Receivable from Fund shares sold	4,600
Receivable from investments sold	19,385
Receivable from investment adviser (Note 5)	2,816
Dividends receivable	15,309
Prepaid expenses	14,940
Total assets	17,812,395
Liabilities:
Payable for Fund shares redeemed	16,485
Payable for investments purchased	17,402
Custodian fees payable (Note 6)	11,111
Transfer agent fees payable (Note 6)	4,885
Administration and accounting fees payable (Note 6)	4,347
Chief Compliance Officer fees payable (Note 5)	639
Trustees' fees payable (Note 5)	92
Other accrued expenses	6,456
Total liabilities	61,417
Net Assets	$17,750,978
Net Assets consist of:
Paid-in capital	$17,465,045
Undistributed net investment income	53,634
Accumulated net realized loss on investments	(1,043,668)
Net unrealized appreciation on investments	1,275,967
Net Assets	$17,750,978
Shares Outstanding - Class I:
(Unlimited number of shares authorized, par value $0.001 per share)	1,998,266
Net asset value, offering, and redemption price per share* (Note 2)	$8.88

*Prior to February 1, 2012, shares of the Fund redeemed within 90 days of purchase were charged a 2% redemption fee.

See Notes to Financial Statements

Mount Lucas U.S. Focused Equity Fund 2012 Semiannual Report
3

Statement of Operations

Mount Lucas U.S. Focused Equity Fund

For the Six Months Ended March 31, 2012 (Unaudited)

Investment Income:
Dividends	$231,220
Interest	33
Total investment income	231,253
Expenses:
Investment advisory fees (Note 5)	66,582
Administration and accounting fees (Note 6)	19,787
Custodian fees (Note 6)	17,901
Transfer agent fees (Note 6)	13,277
Registration and filing fees	9,709
Audit fees	8,762
Printing fees	7,599
Legal fees	6,690
Trustees' fees and expenses (Note 5)	2,908
Chief Compliance Officer fees (Note 5)	2,067
Insurance expense	1,772
Other	2,277
Subtotal	159,331
Fees waived and reimbursed by Adviser (Note 5)	(74,994)
Net expenses	84,337
Net Investment Income	146,916
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(140,330)
Net change in unrealized appreciation on investments	4,281,073
Net Realized and Unrealized Gain on Investments	4,140,743
Net Increase in Net Assets Resulting from Operations	$4,287,659

See Notes to Financial Statements

Mount Lucas U.S. Focused Equity Fund 2012 Semiannual Report
4

Statement of Changes in Net Assets

Mount Lucas U.S. Focused Equity Fund

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
Operations:
Net investment income	$146,916	$300,981
Net realized gain (loss) on investments	(140,330)	859,309
Net change in unrealized appreciation/depreciation on investments	4,281,073	(3,472,960)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,287,659	(2,312,670)
Distributions to Shareholders from:
Net investment income	(332,398)	(100,712)
Total distributions to shareholders	(332,398)	(100,712)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	1,042,779	11,405,251
Shares issued as reinvestment of distributions	330,801	99,444
Shares redeemed	(4,602,962)	(1,930,184)
Net increase (decrease) in net assets from shares of beneficial interest transactions	(3,229,382)	9,574,511
Adviser Contribution (Note 5)	21,958	253,818
Redemption fees	-	49
Net increase in net assets	747,837	7,414,996
Net Assets:
Beginning of period	17,003,141	9,588,145
End of period	$17,750,978	$17,003,141
Undistributed net investment income	$53,634	$239,116
Shares of Beneficial Interest Transactions (Class I):
Shares sold	121,831	1,368,072
Shares issued as reinvestment of distributions	41,402	11,496
Shares redeemed	(563,156)	(228,240)
Net increase (decrease) in shares outstanding	(399,923)	1,151,328

See Notes to Financial Statements

Mount Lucas U.S. Focused Equity Fund 2012 Semiannual Report
5

Financial Highlights

Mount Lucas U.S. Focused Equity Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/12 (Unaudited) Class I		For the Year Ended 9/30/11 Class I		For the Year Ended 9/30/10 Class I	For the Year Ended 9/30/09 Class I	For the Year Ended 9/30/08 Class I	For the Period Ended 9/30/07(1) Class I
Net asset value, beginning of period	$7.09		$7.69		$6.49	$7.07	$10.00	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.07		0.14		0.07	0.10	0.12	-
Net realized and unrealized gain (loss) on investments	1.87		(0.81)		1.19	(0.51)	(2.99)	-
Total from investment operations	1.94		(0.67)		1.26	(0.41)	(2.87)	-
Less Distributions:
Dividends from net investment income	(0.16)		(0.05)		(0.07)	(0.17)	(0.06)	-
Total distributions	(0.16)		(0.05)		(0.07)	(0.17)	(0.06)	-
Adviser contribution	0.01		0.12		-	-	-	-
Redemption fees added to paid-in capital (2)	-		0.00	(3)	0.01	0.00 (3)	-	-
Net asset value, end of period	$8.88		$7.09		$7.69	$6.49	$7.07	$10.00
Total return	27.68	%(4)(5)	(7.25	)%(5)	19.60%	(5.16)%	(28.88)%	-%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$17,751		$17,003		$9,588	$3,827	$4,725	$-
Operating expenses:
Before expense reimbursement/waiver	1.79	%(6)	1.74%		3.39%	7.91%	6.39%	-%
After expense reimbursement/waiver	0.95	%(6)	0.95%		0.95%	0.95%	0.95%	-%
Net investment income:
After expense reimbursement/waiver	0.81	%(6)	1.68%		0.95%	1.92%	1.41%	-%
Portfolio turnover rate	45.81	%(4)	102.57%		120.20%	178.60%	89.99%	-%

(1)  The Fund commenced operations on September 28, 2007.

(2)  Calculated based on the average number of shares outstanding during the period.

(3)  Amount represents less than $0.005.

(4)  Non-annualized.

(5)  Absent the Adviser Contribution per the Agreement between the Adviser and the Fund, as described in Note 5, total return would have been 27.53% and (8.82)% for the six months ended March 31, 2012 and the year ended September 30, 2011, respectively.

(6)  Annualized.

See Notes to Financial Statements

Mount Lucas U.S. Focused Equity Fund 2012 Semiannual Report
6

Notes to Financial Statements

March 31, 2012 (Unaudited)

1.  Organization

The Mount Lucas U.S. Focused Equity Fund (the "Fund") is a separate series of the DundeeWealth Funds, (the "Trust"), a registered management investment company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006, as amended and restated September 14, 2010. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). The Fund is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and are subject to liabilities related thereto. The Fund is authorized to issue an unlimited number of shares and offers two classes of shares: Class I Shares and Class II Shares. As of March 31, 2012, Class II shares were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the Fund, which commenced operations on September 28, 2007. The financial statements of the remaining series in the Trust are presented in separate documents.

The Fund seeks long-term capital appreciation and invests in large capitalization United States of America ("U.S.") common stocks with value characteristics. Under normal market conditions, the Fund invests at least 80% of its assets in U.S. common stocks and other equity securities of large capitalization companies. The Fund will typically hold between 20 and 40 stocks.

It is expected that a significant portion of the Fund's shares will be held in omnibus and other institutional accounts, which typically hold shares for the benefit of other underlying investors. To the extent that an omnibus position redeems a large portion of its investment in the Fund, this could have a disruptive impact on the efficient implementation of the Fund's investment strategy and result in increased overall expenses for the remaining shareholders.

Non-Diversification Risks

The Fund has a non-diversified investment portfolio, as defined under the Investment Company Act of 1940, as amended (the "1940 Act") and invests in a limited number of issuers. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

2.  Significant Accounting Policies

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") has become the exclusive reference of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal laws are also sources of authoritative U.S. GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Use of Estimates – The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the disclosure of contingent assets and liabilities as of the date of the financial statements and reported amounts of income and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Derivative Financial Instruments – The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Mount Lucas Management LP's (the "Sub-Adviser" or "Mount Lucas") prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under U.S. GAAP.

Mount Lucas U.S. Focused Equity Fund 2012 Semiannual Report
7

Notes to Financial Statements
(Continued)

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures – The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities or interest rates. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

During the six months ended March 31, 2012, the Fund had no investments in futures contracts or options on futures.

Options – The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations.

During the six months ended March 31, 2012, the Fund had no investments in options.

Security Transactions and Related Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

Expenses – Expenses attributable to the Fund shall be payable solely out of the assets of the Fund. Expenses not attributable specifically to a fund are allocated across all of the funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each fund.

Net Asset Value Per Share – The net asset value ("NAV") for a Fund share is the value of that share's portion of all of the net assets of the Fund. The Fund calculates its NAV once each business day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern Time).

Distributions to Shareholders – The Fund distributes its net investment income and makes distributions of net realized capital gains, if any, at least annually.

Redemption Fees – The Fund no longer imposes a redemption fee. Prior to February 1, 2012, the Fund imposed a redemption fee of 2.00% on shares redeemed within 90 days of purchase. The redemption fee was calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest were treated as having been redeemed first. The redemption fee was deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees, if any, returned to the assets of the Fund are reflected in the Statement of Changes in Net Assets.

3.  Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

Level 1:  Quoted prices in active markets for identical securities

Level 2:  Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:  Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund's investments as of March 31, 2012, is as follows:

Level 1 – Quoted Prices*	$17,755,345
Total Market Value of Investments	$17,755,345

*  Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

There were no Level 2 or 3 investments held at March 31, 2012 or September 30, 2011.

4.  Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements and does not expect a material impact.

In December 2011, FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities". ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with

Mount Lucas U.S. Focused Equity Fund 2012 Semiannual Report
8

Notes to Financial Statements
(Continued)

master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

5.  Investment Advisory Fees and Other Transactions

The Fund has entered into an investment management agreement (the "Advisory Agreement") with DundeeWealth US, LP ("DundeeWealth US") pursuant to which DundeeWealth US provides investment management services to the Fund and is entitled to receive a fee calculated daily and payable monthly at an annual rate of 0.75% of the average daily net assets of the Fund. DundeeWealth US has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with Mount Lucas, pursuant to which Mount Lucas serves as sub-adviser to the Fund. As investment adviser to the Fund, DundeeWealth US has the ultimate responsibility over Mount Lucas, as sub-adviser to the Fund, and is responsible for the investment performance of the Fund.

Sub-advisory fees paid to Mount Lucas under the Sub-Advisory Agreement are paid by DundeeWealth US, not out of the Fund's assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, DundeeWealth US and Mount Lucas provide a continuous investment program for the Fund's portfolio, and oversee the administration of all aspects relating to the Fund's business and affairs.

For its services as investment sub-adviser to the Fund, Mount Lucas is entitled to receive investment sub-advisory fees from DundeeWealth US at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly. Mount Lucas will be paid 0.25% on the first $200,000,000 and 0.60% on the balance of the average daily net assets of the Fund.

DundeeWealth US has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's total annual operating expenses from exceeding 0.95% for the Class I shares of the Fund until January 31, 2013 ("Expense Limitation"). The Trust has agreed, commencing September 27, 2010, to carry forward, for a period not to exceed three years from the date on which a waiver or reimbursement is made by DundeeWealth US, any fees or expenses in excess of the applicable expense limitation that are waived, reimbursed or assumed by DundeeWealth US under the Expense Limitation and to repay DundeeWealth the amount of such excess fees or expenses. For the six months ended March 31, 2012, DundeeWealth US reimbursed the Fund $74,994. The balance of recoverable expenses to DundeeWealth US at March 31, 2012 was $217,106.

For the year ended September 30, 2010, expiring September 30, 2013	$1,456
For the year ended September 30, 2011, expiring September 30, 2014	140,656
For the six months ended March 31, 2012, expiring September 30, 2015	74,994
Balances of Recoverable Expenses to the Adviser	$217,106

The Trust does not pay any fees to its Officers for their services as such. During the period ended March 31, 2012, Martin Dziura of Cipperman Compliance Services served as Chief Compliance Officer for the Trust. Mr. Dziura did not receive compensation for this position. However, Cipperman Compliance Services is compensated for the compliance services it provides to the Trust. For the six months ended March 31, 2012, the Fund was allocated $2,067 in Chief Compliance Officer fees. The Trust also pays each Independent Trustee an annual retainer of $12,500 ($18,500 in the case of the lead independent trustee), $3,500 per quarterly and special in-person meeting, $1,000 per Audit Committee meeting and $500 per telephonic meeting. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.

During January 2012, management determined that an error in the transacting and recording of short-term redemption fees had occurred resulting in the Fund receiving $21,958 and $253,818 of cash for short-term redemption fees for the semi-annual period ended March 31, 2012 and for the year ended September 30, 2011, respectively, meant for other DundeeWealth Funds. The impact of such error was not considered material to any previously issued financial statements. The Adviser and the Fund entered into an agreement dated January 30, 2012 (the Agreement) which states that the Adviser agrees to (i) make shareholders of each series of DundeeWealth Funds whole through a capital contribution to the extent that there were any material underpayments of redemption fees to such series and (ii) permit the Fund to retain the amount of any overpayment of redemption fees. For the period ended March 31, 2012, 0.15% of the Fund's total return consists of this capital contribution. Excluding this capital contribution, total return for the period ended March 31, 2012 would have been 27.53%. For the year ended September 30, 2011, 1.57% of the Fund's total return consists of this capital contribution. Excluding this capital contribution, total return for the year ended September 30, 2011 would have been (8.82)%.

6.  Other Service Providers

The Trust has entered into an Administration and Accounting Services Agreement with BNY Mellon Investment Servicing (US) Inc. ("BNYMIS"), to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. BNYMIS also acts as transfer agent and dividend disbursing agent for the Fund. For these services BNYMIS receives a monthly fee based on shareholder processing activity during the month.

Foreside Fund Services, LLC (the "Distributor") serves as the Fund's distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

The Bank of New York Mellon Corporation acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

7.  Distributions To Shareholders

The tax character of distributions paid during the fiscal year ended September 30, 2011 was as follows:

Year Ended September 30, 2011
Distribution paid from:
Ordinary income	$100,712

Mount Lucas U.S. Focused Equity Fund 2012 Semiannual Report
9

Notes to Financial Statements
(Continued)

8.  Investment Transactions

Investment transactions for the six months ended March 31, 2012, excluding temporary short-term investments for the Fund, were as follows:

Purchases	Sales
$7,940,978	$11,387,130

9.  Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and will distribute all of its taxable income, including any realized gain on investments, to its shareholders. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal income or excise tax.

As of September 30, 2011, the Fund had a capital loss carryforward of $812,802, which is available to reduce future required distributions of net capital gains to shareholders. $8,646 is available through 2017 and $804,156 is available through 2018.

During the year ended September 30, 2011, the Fund utilized capital loss carryforward of $944,733.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended September 30, 2008 through September 30, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, DundeeWealth US will monitor the Fund's tax positions to determine if adjustments to this conclusion are necessary.

10.  Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust and the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

11.  Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events through the date the financial statements were issued and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

Mount Lucas U.S. Focused Equity Fund 2012 Semiannual Report
10

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Additional Fund Information

March 31, 2012
(Unaudited)

Proxy Voting Information

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request by calling 1-888-572-0968 or or by downloading the Fund's Statement of Additional Information, which contains the policies and procedures as Appendix B, from the Fund's website at http://www.dundeewealthus.com.

Information regarding how the Fund voted proxies related to portfolio securities during the most recent period ended June 30, 2011 is available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Information on Form N-Q

The Trust files the Fund's complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Mount Lucas U.S. Focused Equity Fund 2012 Semiannual Report

Semiannual Report

March 31, 2012

Smith Group Large Cap Core Growth Fund

Contents

1	Disclosure of Fund Expenses

2	Schedule of Investments

3	Financial Statements

7	Notes to Financial Statements

Back Cover	Additional Fund Information

This report is submitted for the general information of the Fund's shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Fund's current prospectus.

Shares of the Fund are distributed by Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101

Smith Group Large Cap Core Growth Fund 2012 Semiannual Report

Disclosure of Fund Expenses

For the Six Month Period October 1, 2011 to March 31, 2012 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Smith Group Large Cap Core Growth Fund (the "Fund"), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

Hypothetical 5% Return: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Fund has no sales charges or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/11	Ending Account Value 3/31/12	Expense Ratio(1)	Expenses Paid During the Period 10/01/11 to 3/31/12(2)
Smith Group Large Cap Core Growth Fund - Class I
Actual Fund Return	$1,000.00	$1,274.95	0.79%	$4.52
Hypothetical 5% Return	$1,000.00	$1,021.17	0.79%	$4.01

(1)  Annualized, based on the Fund's expenses for the period after fee waivers and/or expense reimbursements.

(2)  Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184 days), then divided by 366.

Smith Group Large Cap Core Growth Fund 2012 Semiannual Report
1

Schedule of Investments

Smith Group Large Cap Core Growth Fund

March 31, 2012 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 97.4%
Consumer Discretionary - 13.5%
Bed Bath & Beyond, Inc.*	25,670	$1,688,316
Mattel, Inc.	54,120	1,821,679
priceline.com, Inc.*	3,015	2,163,263
Ross Stores, Inc.	32,080	1,863,848
The Home Depot, Inc.	36,800	1,851,408
		9,388,514
Consumer Staples - 12.0%
Coca-Cola Enterprises, Inc.	55,500	1,587,300
Constellation Brands, Inc., Class A*	72,600	1,712,634
Corn Products International, Inc.	27,700	1,596,905
The Kroger Co.	67,000	1,623,410
Whole Foods Market, Inc.	22,500	1,872,000
		8,392,249
Energy - 10.7%
Chevron Corp.	14,200	1,522,808
Exxon Mobil Corp.	18,010	1,562,007
Helmerich & Payne, Inc.	25,090	1,353,605
Noble Energy, Inc.	16,200	1,584,036
Occidental Petroleum Corp.	15,500	1,476,065
		7,498,521
Financials - 12.5%
American Express Co.	29,280	1,694,141
BB&T Corp.	56,300	1,767,257
East West Bancorp, Inc.	78,200	1,805,638
Invesco, Ltd.	65,700	1,752,219
US Bancorp	53,800	1,704,384
		8,723,639
Health Care - 14.5%
Aetna, Inc.	35,500	1,780,680
Celgene Corp.*	21,400	1,658,928
Endo Pharmaceuticals Holdings, Inc.*	42,600	1,649,898
McKesson Corp.	18,410	1,615,846
The Cooper Companies, Inc.	20,400	1,666,884
Watson Pharmaceuticals, Inc.*	26,200	1,756,972
		10,129,208
Industrials - 8.9%
AGCO Corp.*	30,480	1,438,961
AMETEK, Inc.	34,300	1,663,893
Rockwell Automation, Inc.	19,900	1,586,030
Ryder System, Inc.	28,900	1,525,920
		6,214,804
Information Technology - 22.5%
ANSYS, Inc.*	26,780	1,741,235
Apple, Inc.*	3,830	2,295,970
Cadence Design Systems, Inc.*	141,200	1,671,808
Check Point Software Technologies, Ltd.*	27,400	1,749,216
Global Payments, Inc.	31,000	1,472,500
International Business Machines Corp.	8,360	1,744,314

	Number of Shares	Market Value
Information Technology (continued)
Motorola Solutions, Inc.	32,100	$1,631,643
Nuance Communications, Inc.*	60,300	1,542,474
TIBCO Software, Inc.*	61,800	1,884,900
		15,734,060
Materials - 2.8%
CF Industries Holdings, Inc.	10,500	1,917,825
Total Common Stocks (Cost $52,994,775)		67,998,820
	Principal Amount
SHORT-TERM INVESTMENTS - 2.8%
BNY Mellon Cash Reserve, 0.05%**, due 4/02/12	$1,946,813	1,946,813
Total Short-Term Investments (Cost $1,946,813)		1,946,813
Total Investments - 100.2% (Cost $54,941,588)***		69,945,633
Liabilities in Excess of Other Assets - (0.2)%		(125,703)
NET ASSETS - 100.0%		$69,819,930

*  Non-income producing security.

**  Current yield as of March 31, 2012.

***  Aggregate tax cost is $54,952,798 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$15,177,416
Gross unrealized depreciation	(184,581)
Net unrealized appreciation	$14,992,835
Sector Allocation (Unaudited)	% of Net Assets
Information Technology	22.5%
Health Care	14.5
Consumer Discretionary	13.5
Financials	12.5
Consumer Staples	12.0
Energy	10.7
Industrials	8.9
Materials	2.8
Short-Term Investments and other	2.6
100.0%

See Notes to Financial Statements

Smith Group Large Cap Core Growth Fund 2012 Semiannual Report
2

Statement of Assets and Liabilities

Smith Group Large Cap Core Growth Fund

March 31, 2012 (Unaudited)

Assets:
Investments, at market value (cost $54,941,588) (Note 2 and Note 3)	$69,945,633
Receivable from Fund shares sold	89,000
Dividends receivable	35,145
Prepaid expenses	11,233
Total assets	70,081,011
Liabilities:
Payable for Fund shares redeemed	192,799
Investment advisory fee payable (Note 5)	19,749
Custodian fees payable (Note 6)	12,658
Legal and audit fees payable	12,445
Transfer agent fees payable (Note 6)	8,720
Administration and accounting fees payable (Note 6)	8,284
Chief Compliance Officer fees payable (Note 5)	2,424
Trustees' fees payable (Note 5)	346
Other accrued expenses	3,656
Total liabilities	261,081
Net Assets	$69,819,930
Net Assets consist of:
Paid-in capital	$63,765,727
Undistributed net investment income	46,348
Accumulated net realized loss on investments	(8,996,190)
Net unrealized appreciation on investments	15,004,045
Net Assets	$69,819,930
Shares Outstanding - Class I:
(Unlimited number of shares authorized, par value $0.001 per share)	7,684,178
Net asset value, offering, and redemption price per share* (Note 2)	$9.09

*Prior to February 1, 2012, shares of the Fund redeemed within 90 days of purchase were charged a 2% redemption fee.

See Notes to Financial Statements

Smith Group Large Cap Core Growth Fund 2012 Semiannual Report
3

Statement of Operations

Smith Group Large Cap Core Growth Fund

For the Six Months Ended March 31, 2012 (Unaudited)

Investment Income:
Dividends	$353,160
Interest	351
Total investment income	353,511
Expenses:
Investment advisory fees (Note 5)	190,383
Administration and accounting fees (Note 6)	36,895
Legal fees	23,264
Transfer agent fees (Note 6)	19,360
Registration and filing fees	16,040
Audit fees	11,898
Custodian fees (Note 6)	11,116
Trustees' fees and expenses (Note 5)	9,975
Printing fees	9,152
Chief Compliance Officer fees (Note 5)	7,260
Insurance expense	5,705
Other	3,947
Subtotal	344,995
Fees waived and reimbursed by Adviser (Note 5)	(98,434)
Net expenses	246,561
Net Investment Income	106,950
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(599,247)
Net change in unrealized appreciation on investments	15,158,119
Net Realized and Unrealized Gain on Investments	14,558,872
Net Increase in Net Assets Resulting from Operations	$14,665,822

See Notes to Financial Statements

Smith Group Large Cap Core Growth Fund 2012 Semiannual Report
4

Statement of Changes in Net Assets

Smith Group Large Cap Core Growth Fund

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
Operations:
Net investment income	$106,950	$299,816
Net realized gain (loss) on investments	(599,247)	4,119,258
Net change in unrealized appreciation/depreciation on investments	15,158,119	(3,584,632)
Net Increase in Net Assets Resulting from Operations	14,665,822	834,442
Distributions to Shareholders from:
Net investment income	(172,140)	(235,661)
Total distributions to shareholders	(172,140)	(235,661)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	7,414,594	30,174,662
Shares issued as reinvestment of distributions	143,961	212,617
Shares redeemed	(4,903,512)	(20,307,163)
Net increase in net assets from shares of beneficial interest transactions	2,655,043	10,080,116
Redemption fees	366	2,403
Net increase in net assets	17,149,091	10,681,300
Net Assets:
Beginning of period	52,670,839	41,989,539
End of period	$69,819,930	$52,670,839
Undistributed net investment income	$46,348	$111,538
Shares of Beneficial Interest Transactions (Class I):
Shares sold	909,893	3,697,551
Shares issued as reinvestment of distributions	17,773	27,577
Shares redeemed	(612,760)	(2,556,923)
Net increase in shares outstanding	314,906	1,168,205

See Notes to Financial Statements

Smith Group Large Cap Core Growth Fund 2012 Semiannual Report
5

Financial Highlights

Smith Group Large Cap Core Growth Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/12 (Unaudited) Class I		For the Year Ended 9/30/11 Class I	For the Year Ended 9/30/10 Class I	For the Year Ended 9/30/09 Class I	For the Year Ended 9/30/08 Class I	For the Period Ended 9/30/07(1) Class I
Net asset value, beginning of period	$7.15		$6.77	$6.31	$7.87	$10.31	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.01		0.05	0.02	0.02	0.02	0.01
Net realized and unrealized gain (loss) on investments	1.95		0.37	0.46	(1.56)	(2.43)	0.30
Total from investment operations	1.96		0.42	0.48	(1.54)	(2.41)	0.31
Less Distributions:
Dividends from net investment income	(0.02)		(0.04)	(0.02)	(0.02)	(0.03)	-
Total distributions	(0.02)		(0.04)	(0.02)	(0.02)	(0.03)	-
Redemption fees added to paid-in capital (2)	0.00	(3)	0.00 (3)	0.00 (3)	-	-	-
Net asset value, end of period	$9.09		$7.15	$6.77	$6.31	$7.87	$10.31
Total return	27.50	%(4)	6.15%	7.64%	(19.59)%	(23.46)%	3.10	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$69,820		$52,671	$41,990	$26,880	$29,548	$15,405
Operating expenses:
Before expense reimbursement/waiver	1.11	%(5)	1.29%	1.99%	2.59%	2.59%	7.82	%(5)
After expense reimbursement/waiver	0.79	%(5)	0.79%	0.79%	0.79%	0.79%	0.79	%(5)
Net investment income:
After expense reimbursement/waiver	0.34	%(5)	0.61%	0.32%	0.35%	0.20%	0.79	%(5)
Portfolio turnover rate	30.84	%(4)	84.41%	90.26%	138.18%	112.00%	11.99	%(4)

(1)  The Fund commenced operations on May 31, 2007.

(2)  Calculated based on the average number of shares outstanding during the period.

(3)  Amount represents less than $0.005.

(4)  Non-annualized.

(5)  Annualized.

See Notes to Financial Statements

Smith Group Large Cap Core Growth Fund 2012 Semiannual Report
6

Notes to Financial Statements

March 31, 2012 (Unaudited)

1.  Organization

The Smith Group Large Cap Core Growth Fund (the "Fund") is a separate series of the DundeeWealth Funds (the "Trust"), a registered management investment company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006, as amended and restated September 14, 2010. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). The Fund is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and are subject to liabilities related thereto. The Fund is authorized to issue an unlimited number of shares and offers two classes of shares: Class I Shares and Class II Shares. As of March 31, 2012, Class II shares were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the Fund, which commenced operations on May 31, 2007. The financial statements of the remaining series in the Trust are presented in separate documents.

The Fund seeks long-term capital appreciation and, under normal market conditions, invests at least 80% of its assets in United States of America ("U.S.") common stocks and other equity securities of large capitalization companies which Smith Asset Management Group, L.P. (the "Sub-Adviser" or "Smith") believes have the highest probability of an earnings growth rate that exceeds investor expectations.

It is expected that a significant portion of the Fund's shares will be held in omnibus and other institutional accounts, which typically hold shares for the benefit of other underlying investors. To the extent that an omnibus position redeems a large portion of its investment in the Fund, this could have a disruptive impact on the efficient implementation of the Fund's investment strategy and result in increased overall expenses for the remaining shareholders.

2.  Significant Accounting Policies

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") has become the exclusive reference of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal laws are also sources of authoritative U.S. GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Use of Estimates – The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the disclosure of contingent assets and liabilities as of the date of the financial statements and reported amounts of income and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Derivative Financial Instruments – The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Smith's prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under U.S. GAAP.

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures – The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities or interest rates. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

Smith Group Large Cap Core Growth Fund 2012 Semiannual Report
7

Notes to Financial Statements
(Continued)

During the six months ended March 31, 2012, the Fund had no investments in futures contracts.

Options – The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations.

During the six months ended March 31, 2012, the Fund had no investments in options.

Security Transactions and Related Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

Expenses – Expenses attributable to the Fund shall be payable solely out of the assets of the Fund. Expenses not attributable specifically to a fund are allocated across all of the funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each fund.

Net Asset Value Per Share – The net asset value ("NAV") for a Fund share is the value of that share's portion of all of the net assets of the Fund. The Fund calculates its NAV once each business day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern Time).

Distributions to Shareholders – The Fund distributes its net investment income and makes distributions of net realized capital gains, if any, at least annually.

Redemption Fees – The Fund no longer imposes a redemption fee. Prior to February 1, 2012, the Fund imposed a redemption fee of 2.00% on shares redeemed within 90 days of purchase. The redemption fee was calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest were treated as having been redeemed first. The redemption fee was deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees, if any, returned to the assets of the Fund are reflected in the Statement of Changes in Net Assets.

3.  Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

Level 1:   Quoted prices in active markets for identical securities

Level 2:   Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:   Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund's investments as of March 31, 2012, is as follows:

Level 1 – Quoted Prices*	$69,945,633
Total Market Value of Investments	$69,943,633

*  Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

There were no Level 2 or 3 investments held at March 31, 2012 or September 30, 2011.

4.  Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements and does not expect a material impact.

In December 2011, FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities". ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

Smith Group Large Cap Core Growth Fund 2012 Semiannual Report
8

Notes to Financial Statements
(Continued)

5.  Investment Advisory Fees and Other Transactions

The Fund has entered into an investment management agreement (the "Advisory Agreement") with DundeeWealth US, LP ("DundeeWealth US") pursuant to which DundeeWealth US provides investment management services to the Fund and is entitled to receive a fee calculated daily and payable monthly at an annual rate of 0.61% of the average daily net assets of the Fund. As investment adviser to the Fund, DundeeWealth US has the ultimate responsibility over Smith, as sub-adviser to the Fund, and is responsible for the investment performance of the Fund. DundeeWealth US has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with Smith, pursuant to which Smith serves as sub-adviser to the Fund.

Sub-advisory fees paid to Smith under the Sub-Advisory Agreement are paid by DundeeWealth US, not out of the Fund's assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, DundeeWealth US and Smith provide a continuous investment program for the Fund's portfolio, and oversee the administration of all aspects relating to the Fund's business and affairs.

For its services as investment sub-adviser to the Fund, Smith is entitled to receive investment sub-advisory fees from DundeeWealth US at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly. Smith will be paid 0.30% on the first $100,000,000; 0.35% on the next $400,000,000; 0.40% on the next $500,000,000; and 0.35% on the balance of the average daily net assets.

DundeeWealth US has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's total annual operating expenses from exceeding 0.79% for the Class I shares of the Fund until January 31, 2013 ("Expense Limitation"). The Trust has agreed, commencing May 28, 2010, to carry forward, for a period not to exceed three years from the date on which a waiver or reimbursement is made by DundeeWealth US, any fees or expenses in excess of the applicable expense limitation that are waived, reimbursed or assumed by DundeeWealth US under the Expense Limitation and to repay DundeeWealth the amount of such excess fees or expenses. For the six months ended March 31, 2012, the Adviser reimbursed the Fund $98,434. The balance of recoverable expenses to the Adviser at March 31, 2012 was $514,779.

For the year ended September 30, 2010, expiring September 30, 2013	$171,291
For the year ended September 30, 2011, expiring September 30, 2014	245,054
For the six months ended March 31, 2012, expiring September 30, 2015	98,434
Balances of Recoverable Expenses to the Adviser	$514,779

The Trust does not pay any fees to its Officers for their services as such. During the period ended March 31, 2012, Martin Dziura of Cipperman Compliance Services served as Chief Compliance Officer for the Trust. Mr. Dziura did not receive compensation for this position. However, Cipperman Compliance Services is compensated for the compliance services it provides to the Trust. For the six months ended March 31, 2012, the Fund was allocated $7,260 in Chief Compliance Officer fees. The Trust also pays each Independent Trustee an annual retainer of $12,500 ($18,500 in the case of the lead independent trustee), $3,500 per quarterly and special in-person meeting, $1,000 per Audit Committee meeting and $500 per telephonic meeting. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.

6.  Other Service Providers

The Trust has entered into an Administration and Accounting Services Agreement with BNY Mellon Investment Servicing (US) Inc. ("BNYMIS") to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. BNYMIS also acts as transfer agent and dividend disbursing agent for the Fund. For these services BNYMIS receives a monthly fee based on shareholder processing activity during the month.

Foreside Fund Services, LLC (the "Distributor") serves as the Fund's distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

The Bank of New York Mellon Corporation acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

7.  Distributions To Shareholders

The tax character of distributions paid during the fiscal year ended September 30, 2011 was as follows:

Year Ended September 30, 2011
Distribution paid from:
Ordinary income	$235,661

8.  Investment Transactions

Investment transactions for the six months ended March 31, 2012, excluding temporary short-term investments for the Fund, were as follows:

Purchases	Sales
$20,653,866	$18,646,464

9.  Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and will distribute all of its taxable income, including any realized gain on investments, to its shareholders. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal income or excise tax.

As of September 30, 2011, the Fund had a capital loss carryforward of $8,377,104, which is available to reduce future required distributions of net capital gains to shareholders. $1,821,715 is available through 2017; and $6,555,389 is available through 2018.

During the year ended September 30, 2011, the Fund utilized capital loss carryforward of $4,104,978.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as

Smith Group Large Cap Core Growth Fund 2012 Semiannual Report
9

Notes to Financial Statements
(Continued)

tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended September 30, 2008 through September 30, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, DundeeWealth US will monitor the Fund's tax positions to determine if adjustments to this conclusion are necessary.

10.  Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust and the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

11.  Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events through the date the financial statements were issued and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

Smith Group Large Cap Core Growth Fund 2012 Semiannual Report
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Additional Fund Information

March 31, 2012
(Unaudited)

Proxy Voting Information

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request by calling 1-888-572-0968 or by downloading the Fund's Statement of Additional Information, which contains the policies and procedures as Appendix B, from the Fund's website at http://www.dundeewealthus.com.

Information regarding how the Fund voted proxies related to portfolio securities during the most recent period ended June 30, 2011 is available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Information on Form N-Q

The Trust files the Fund's complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Smith Group Large Cap Core Growth Fund 2012 Semiannual Report

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)		DundeeWealth Funds

By (Signature and Title)*		/s/ Amy Duling
Amy Duling, President
(principal executive officer)

Date	June 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Amy Duling
Amy Duling, President
(principal executive officer)

Date	June 7, 2012

By (Signature and Title)*		/s/ John Leven
John Leven, Treasurer
(principal financial officer)

Date	June 7, 2012

* Print the name and title of each signing officer under his or her signature